American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Equity ETF (AVDS)
November 30, 2025

Avantis International Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 9.5%
29Metals Ltd.(1)	24,517	6,285
Accent Group Ltd.(2)	23,514	15,479
Adairs Ltd.	12,089	14,825
Aeris Resources Ltd.(1)(2)	55,619	18,224
AGL Energy Ltd.	17,631	108,617
Alkane Resources Ltd.(1)	33,940	22,623
Alkane Resources Ltd.(1)	24,756	16,475
Amotiv Ltd.	7,585	44,660
AMP Ltd.	159,153	180,865
Amplitude Energy Ltd.(1)	20,603	37,750
Ansell Ltd.	10,031	246,190
Antipa Minerals Ltd.(1)	38,649	16,992
Appen Ltd.(1)(2)	9,875	4,642
ARB Corp. Ltd.(2)	5,935	133,481
Audinate Group Ltd.(1)	4,861	13,978
Aurelia Metals Ltd.(1)	107,819	16,626
Aurizon Holdings Ltd.	129,368	303,394
Ausgold Ltd.(1)	31,192	17,783
Aussie Broadband Ltd.	15,861	55,347
Austal Ltd.(1)	30,360	130,451
Australian Clinical Labs Ltd.(2)	11,555	22,111
Australian Ethical Investment Ltd.	7,248	27,131
Australian Finance Group Ltd.(2)	14,649	23,019
Baby Bunting Group Ltd.(1)	11,680	21,122
Ballard Mining Ltd.(1)	2,165	954
Bank of Queensland Ltd.	47,465	200,269
Bannerman Energy Ltd.(1)	15,353	30,313
Bapcor Ltd.	23,620	35,878
Beach Energy Ltd.(2)	113,332	87,661
Bega Cheese Ltd.	17,816	70,044
Bellevue Gold Ltd.(1)	96,705	85,008
Bendigo & Adelaide Bank Ltd.	24,168	162,128
Berkeley Energia Ltd.(1)	33,618	11,450
Black Cat Syndicate Ltd.(1)(2)	48,166	33,638
Boss Energy Ltd.(1)(2)	23,191	24,673
Bravura Solutions Ltd.	22,555	37,740
Breville Group Ltd.	6,742	136,869
Brightstar Resources Ltd.(1)	16,360	5,199
Capricorn Metals Ltd.(1)	30,316	294,178
Catalyst Metals Ltd.(1)(2)	20,328	90,199
Cedar Woods Properties Ltd.	5,117	29,828
Cettire Ltd.(1)(2)	10,726	5,391
Chalice Mining Ltd.(1)(2)	106	125
Challenger Ltd.	42,253	245,745
Champion Iron Ltd.	27,495	104,694
Chrysos Corp. Ltd.(1)	5,624	29,846
Civmec Australia Ltd.	14,900	13,247
Cleanaway Waste Management Ltd.	144,453	254,642
Clinuvel Pharmaceuticals Ltd.(2)	3,126	24,398

Coast Entertainment Holdings Ltd.(1)(2)	6,436	2,064
Cobram Estate Olives Ltd.	23,787	48,329
Codan Ltd.	6,632	134,140
Collins Foods Ltd.	7,583	58,028
Core Lithium Ltd.(1)(2)	105,303	15,547
Coronado Global Resources, Inc.	28,374	5,131
Credit Corp. Group Ltd.	2,997	27,277
Data#3 Ltd.	10,331	61,544
Deep Yellow Ltd.(1)	77,666	83,562
Delta Lithium Ltd.(1)	24,393	3,516
Deterra Royalties Ltd.	31,937	84,795
Develop Global Ltd.(1)	16,784	41,029
DGL Group Ltd.(1)	2,275	797
Dicker Data Ltd.	6,547	45,859
Domino's Pizza Enterprises Ltd.(2)	4,580	64,188
Downer EDI Ltd.	49,020	254,047
Dyno Nobel Ltd.	110,935	247,938
Elders Ltd.	12,535	60,405
Electro Optic Systems Holdings Ltd.(1)	9,950	29,756
Elevra Lithium Ltd.(1)(2)	4,990	18,934
Elsight Ltd.(1)	15,774	19,222
Emeco Holdings Ltd.(1)	24,365	22,046
Emerald Resources NL(1)	39,444	138,910
EML Payments Ltd.(1)	27,509	15,426
EQT Holdings Ltd.	1,342	22,988
EVT Ltd.	7,641	68,857
Fenix Resources Ltd.	39,695	10,803
FireFly Metals Ltd.(1)	52,622	64,836
FleetPartners Group Ltd.(1)	14,154	28,340
Flight Centre Travel Group Ltd.(2)	8,497	75,327
Focus Minerals Ltd.(1)	9,608	20,982
G8 Education Ltd.	671	315
Genesis Minerals Ltd.(1)	82,342	359,508
GenusPlus Group Ltd.	6,168	26,352
GR Engineering Services Ltd.	1,105	3,018
GrainCorp Ltd., A Shares	14,987	79,365
Grange Resources Ltd.(1)	22,397	3,817
Guzman y Gomez Ltd.(2)	1,817	28,134
GWA Group Ltd.	14,967	24,301
Hansen Technologies Ltd.	12,281	46,690
Harvey Norman Holdings Ltd.	26,036	118,372
Healius Ltd.	43,459	27,910
Helia Group Ltd.	21,139	78,231
Helloworld Travel Ltd.	4,267	4,977
IDP Education Ltd.	11,552	39,883
IGO Ltd.(1)	49,736	221,028
Iluka Resources Ltd.	24,618	104,082
Imdex Ltd.	33,727	75,696
Immutep Ltd.(1)	24,249	4,845
Inghams Group Ltd.	26,868	43,646
Invictus Energy Ltd.(1)	134,991	11,058
ioneer Ltd.(1)(2)	85,107	9,506
IPH Ltd.	16,382	37,779
IRESS Ltd.	12,890	78,530

Judo Capital Holdings Ltd.(1)	49,757	52,228
Jumbo Interactive Ltd.	3,808	26,849
Jupiter Mines Ltd.	94,259	16,365
Karoon Energy Ltd.	64,722	65,318
Kelly Partners Group Holdings Ltd.(1)	1,436	8,176
Kelsian Group Ltd.	16,110	48,798
Kingsgate Consolidated Ltd.(1)	17,040	47,946
Kogan.com Ltd.	5,316	11,875
L1 Group Ltd.(2)	99,612	67,177
Lendlease Corp. Ltd.	43,618	149,468
Lifestyle Communities Ltd.(1)(2)	6,659	24,859
Lindian Resources Ltd.(1)	26,630	6,804
Lindsay Australia Ltd.	11,429	4,982
Liontown Resources Ltd.(1)(2)	17,209	16,199
Lotus Resources Ltd.(1)(2)	139,053	14,627
Lovisa Holdings Ltd.	5,304	111,685
Maas Group Holdings Ltd.(2)	11,415	33,956
Macmahon Holdings Ltd.	71,610	27,226
Macquarie Technology Group Ltd.(1)	994	44,118
Mader Group Ltd.	4,214	22,357
Magellan Financial Group Ltd.	12,438	77,533
Mayne Pharma Group Ltd.(1)	3,329	8,094
McMillan Shakespeare Ltd.	4,264	46,612
Meeka Metals Ltd.(1)	183,922	31,952
Megaport Ltd.(1)(2)	13,239	124,322
Mesoblast Ltd.(1)(2)	60,786	108,233
Metals X Ltd.(1)	66,201	39,711
Metcash Ltd.	78,434	190,131
Metro Mining Ltd.(1)	238,908	10,812
Mineral Resources Ltd.(1)(2)	10,543	339,876
Monadelphous Group Ltd.	6,859	120,343
Mount Gibson Iron Ltd.(1)(2)	14,139	3,614
Myer Holdings Ltd.	83,428	25,131
MyState Ltd.	8,998	26,244
Nanosonics Ltd.(1)	16,173	45,351
Navigator Global Investments Ltd.	28,257	53,546
Neuren Pharmaceuticals Ltd.(1)	9,958	128,321
New Hope Corp. Ltd.(2)	36,561	91,560
nib holdings Ltd.	36,775	172,697
Nick Scali Ltd.	5,610	87,847
Nickel Industries Ltd.	99,293	47,233
Nine Entertainment Co. Holdings Ltd.	96,321	68,782
Novonix Ltd.(1)(2)	20,321	6,200
NRW Holdings Ltd.	31,941	115,355
Nufarm Ltd.(1)	22,683	37,171
Nuix Ltd.(1)	13,242	17,089
Objective Corp. Ltd.	1,726	20,265
OFX Group Ltd.(1)	9,792	3,913
Omni Bridgeway Ltd.(1)(2)	6,291	6,497
oOh!media Ltd.	48,513	40,510
Ora Banda Mining Ltd.(1)(2)	100,255	87,560
Orora Ltd.	80,506	117,691
Paladin Energy Ltd.(1)(2)	1,780	9,515
Paladin Energy Ltd.(1)(2)	1,600	8,576

Pantoro Gold Ltd.(1)	27,855	98,473
Peninsula Energy Ltd.(1)(2)	17,720	6,007
Perenti Ltd.	63,515	121,988
Perpetual Ltd.	6,822	85,766
Perseus Mining Ltd.	106,546	394,384
PEXA Group Ltd.(1)	9,008	83,570
Praemium Ltd.	28,994	16,461
Premier Investments Ltd.	6,095	71,471
PWR Holdings Ltd.(2)	5,421	29,260
Qualitas Ltd.(2)	8,906	21,889
Ramelius Resources Ltd.	112,666	269,974
Redox Ltd.	11,773	22,393
Regal Partners Ltd.	7,616	15,491
Regis Resources Ltd.	61,766	298,509
Reliance Worldwide Corp. Ltd.	44,326	122,852
Renascor Resources Ltd.(1)(2)	55,430	3,236
Resolute Mining Ltd.(1)	160,418	118,914
Ricegrowers Ltd.(2)	4,561	49,310
Ridley Corp. Ltd.	20,411	35,143
RPMGlobal Holdings Ltd.(1)	10,593	34,213
Sandfire Resources Ltd.(1)	32,823	339,041
Select Harvests Ltd.(1)	10,932	32,147
Service Stream Ltd.	43,662	64,369
Silex Systems Ltd.(1)(2)	20,069	114,167
Silver Mines Ltd.(1)	174,531	22,903
Sims Ltd.	11,710	131,213
SiteMinder Ltd.(1)(2)	18,370	78,931
SKS Technologies Group Ltd.	5,350	14,542
SmartGroup Corp. Ltd.	8,692	50,074
Southern Cross Electrical Engineering Ltd.	17,226	26,990
SRG Global Ltd.	42,293	79,884
St Barbara Ltd.(1)	109,062	40,717
Stanmore Resources Ltd.	23,684	35,710
Star Entertainment Group Ltd.(1)(2)	141,322	9,741
Strickland Metals Ltd.(1)	118,637	15,563
Strike Energy Ltd.(1)	144,249	10,406
Super Retail Group Ltd.	11,422	121,562
Superloop Ltd.(1)	35,670	65,661
Supply Network Ltd.(2)	537	12,026
Syrah Resources Ltd.(1)(2)	71,888	14,818
Tasmea Ltd.(2)	8,087	25,368
Telix Pharmaceuticals Ltd.(1)(2)	27	269
Temple & Webster Group Ltd.(1)	3,500	35,603
Terracom Ltd.(1)(2)	14,786	842
Tuas Ltd.(1)	20,109	85,556
Tyro Payments Ltd.(1)	34,855	24,091
Universal Store Holdings Ltd.	4,384	24,794
Vault Minerals Ltd.(1)	75,230	246,547
Ventia Services Group Pty. Ltd.	53,566	206,967
Viva Energy Group Ltd.	81,214	112,865
Vulcan Energy Resources Ltd.(1)(2)	9,140	36,017
Washington H Soul Pattinson & Co. Ltd.	4,009	99,349
WEB Travel Group Ltd.(1)	678	2,120
Webjet Group Ltd.	7,475	4,359

West African Resources Ltd.(1)	86,850	159,996
Westgold Resources Ltd.	27,056	108,174
Whitehaven Coal Ltd.	62,616	284,630
Wildcat Resources Ltd.(1)	35,505	6,293
Zip Co. Ltd.(1)	63,633	142,388
		14,619,150
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)	7,687	291,381
CA Immobilien Anlagen AG	7,851	221,807
CPI Europe AG(1)	6,579	119,542
DO & Co. AG	1,560	345,341
FACC AG(1)	2,214	27,464
Lenzing AG(1)	3,695	101,298
Oesterreichische Post AG	7,641	270,626
Palfinger AG	2,503	94,613
Porr AG	4,461	157,486
SBO AG	1,408	45,106
Semperit AG Holding	323	4,862
Zumtobel Group AG	2,132	8,912
		1,688,438
Belgium — 1.5%
AGFA-Gevaert NV(1)	1,873	1,362
Barco NV	10,874	155,340
Bekaert SA	4,517	193,632
bpost SA(1)	7,697	17,003
CMB Tech NV	17,544	193,294
EVS Broadcast Equipment SA	1,524	62,553
Galapagos NV, ADR(1)(2)	4,098	128,349
Kinepolis Group NV(2)	1,932	70,104
Melexis NV(2)	3,265	201,112
Ontex Group NV(1)(2)	11,425	86,085
Proximus SADP	20,821	179,299
Recticel SA(2)	5,242	55,329
Solvay SA(2)	8,152	259,982
Tessenderlo Group SA(2)	2,862	91,354
Umicore SA	19,251	338,660
VGP NV(2)	2,029	243,923
		2,277,381
Canada — 9.8%
Abaxx Technologies, Inc.(1)(2)	2,100	85,491
Acadian Timber Corp.	231	2,592
ADENTRA, Inc.	1,224	29,202
Advantage Energy Ltd.(1)	7,491	67,435
Aecon Group, Inc.	2,985	58,271
AGF Management Ltd., Class B	2,936	29,750
Air Canada(1)	8,096	110,191
Algoma Steel Group, Inc.(2)	3,733	15,761
Algonquin Power & Utilities Corp.	33,247	203,415
Allied Gold Corp.(1)	4,401	92,779
Altius Minerals Corp.	1,480	41,918
Altus Group Ltd.	2,173	86,519
Americas Gold & Silver Corp.(1)(2)	8,076	36,004
Amerigo Resources Ltd.	8,100	21,852
Andean Precious Metals Corp.(1)	2,325	14,375

Aris Mining Corp.(1)	10,740	151,633
Aritzia, Inc.(1)	3,679	290,908
Arizona Metals Corp.(1)	226	91
Atco Ltd., Class I	3,448	137,407
Athabasca Oil Corp.(1)	24,004	133,981
Atrium Mortgage Investment Corp.	1,480	12,084
AutoCanada, Inc.(1)	1,045	15,404
Avino Silver & Gold Mines Ltd.(1)(2)	9,893	55,714
B2Gold Corp.	65,717	305,201
Badger Infrastructure Solutions Ltd.	1,688	87,948
Ballard Power Systems, Inc.(1)(2)	16,536	46,622
Baytex Energy Corp.	39,856	128,628
Birchcliff Energy Ltd.	12,489	70,245
Bird Construction, Inc.	2,541	48,149
Bitfarms Ltd.(1)(2)	8,235	28,816
Black Diamond Group Ltd.	2,484	25,241
Boralex, Inc., A Shares	3,642	65,050
Boston Pizza Royalties Income Fund	409	6,123
Boyd Group, Inc.	857	143,619
BRP, Inc.	1,374	95,854
Canada Goose Holdings, Inc.(1)	2,062	28,803
Canada Packers, Inc.(1)	597	6,831
Canadian Tire Corp. Ltd., Class A	2,100	255,495
Canfor Corp.(1)	1,480	13,027
Capital Power Corp.	5,992	262,971
Capstone Copper Corp.(1)	32,297	286,812
Cardinal Energy Ltd.	5,883	37,888
Cargojet, Inc.	298	17,313
Cascades, Inc.	2,985	26,914
Cenovus Energy, Inc.	13,936	248,613
Centerra Gold, Inc.	11,091	146,986
CES Energy Solutions Corp.	11,893	104,594
Chorus Aviation, Inc.	516	8,168
Cineplex, Inc.(1)	63	559
Cogeco Communications, Inc.(2)	622	30,400
Cogeco, Inc.	194	8,917
Computer Modelling Group Ltd.	2,985	11,300
Defi Technologies, Inc.(1)(2)	24,813	41,726
Definity Financial Corp.	2,794	144,253
Docebo, Inc.(1)	900	18,883
Doman Building Materials Group Ltd.(2)	800	5,490
DPM Metals, Inc.	7,502	209,366
DREAM Unlimited Corp., Class A	1,480	19,148
Dynacor Group, Inc.	987	3,115
ECN Capital Corp.	164	359
Eldorado Gold Corp.(1)(2)	9,500	298,572
Endeavour Silver Corp.(1)	18,552	182,407
Enerflex Ltd.	6,567	91,307
Enghouse Systems Ltd.	1,480	21,637
Ensign Energy Services, Inc.(1)(2)	2,985	5,682
EQB, Inc.	1,480	91,874
Equinox Gold Corp.(1)(2)	28,945	405,141
ERO Copper Corp.(1)	5,407	136,273
Exchange Income Corp.	1,113	63,358

Extendicare, Inc.	2,229	32,778
Fiera Capital Corp.	4,024	17,450
Finning International, Inc.	6,780	362,713
Firm Capital Mortgage Investment Corp.	1,680	14,042
First Majestic Silver Corp.	12,008	181,308
First Mining Gold Corp.(1)	72,500	21,530
Fortuna Mining Corp.(1)	15,080	152,478
Freehold Royalties Ltd.	7,571	80,724
Frontera Energy Corp.(2)	1,270	5,925
G Mining Ventures Corp.(1)	3,954	93,739
Galiano Gold, Inc.(1)	12,727	31,147
Gibson Energy, Inc.	6,737	122,500
goeasy Ltd.	720	72,131
GoGold Resources, Inc.(1)	14,842	27,720
GoldMining, Inc.(1)	10,100	14,455
Hammond Power Solutions, Inc.	174	21,594
Headwater Exploration, Inc.	10,286	65,656
Hudbay Minerals, Inc.	22,572	384,586
Hut 8 Corp.(1)	1,785	80,689
i-80 Gold Corp.(1)(2)	37,300	42,973
IAMGOLD Corp.(1)	25,626	401,962
Imperial Metals Corp.(1)	5,000	27,192
Interfor Corp.(1)	2,260	14,490
International Petroleum Corp.(1)(2)	3,733	70,228
IsoEnergy Ltd.(1)	2,000	17,217
Journey Energy, Inc.(1)	1,480	4,173
K92 Mining, Inc.(1)	11,740	177,177
K-Bro Linen, Inc.	520	13,013
Kelt Exploration Ltd.(1)	7,491	41,758
Labrador Iron Ore Royalty Corp.(2)	2,575	54,984
Laurentian Bank of Canada	2,000	48,789
Leon's Furniture Ltd.	1,082	22,322
Lightspeed Commerce, Inc.(1)	1,526	17,155
Linamar Corp.	1,699	96,144
Lithium Americas Corp.(1)(2)	11,660	65,832
Lithium Argentina AG(1)(2)	2,229	12,314
Magellan Aerospace Corp.	696	8,223
Major Drilling Group International, Inc.(1)(2)	3,456	32,249
Maple Leaf Foods, Inc.	4,385	79,419
Martinrea International, Inc.	2,985	21,446
Mattr Corp.(1)	2,985	16,170
MCAN Mortgage Corp.	1,457	22,917
MDA Space Ltd.(1)	6,517	112,857
Medical Facilities Corp.	946	10,967
Meren Energy, Inc.	19,517	23,882
Methanex Corp.	2,620	94,211
Montage Gold Corp.(1)	13,700	83,232
Mullen Group Ltd.	3,817	39,906
Neo Performance Materials, Inc.	1,480	18,004
New Gold, Inc.(1)	48,347	395,093
New Pacific Metals Corp.(1)	2,229	6,061
NexGen Energy Ltd.(1)(2)	26,148	232,393
North American Construction Group Ltd.	1,480	21,224
North West Co., Inc.(2)	2,124	74,795

Northern Dynasty Minerals Ltd.(1)(2)	26,322	49,915
Northland Power, Inc.	14,402	179,220
NuVista Energy Ltd.(1)	9,137	121,417
Obsidian Energy Ltd.(1)(2)	2,985	18,263
OceanaGold Corp.	12,335	317,500
Onex Corp.	3,174	252,793
Orezone Gold Corp.(1)(2)	18,630	21,464
Orla Mining Ltd.(1)(2)	11,744	164,296
Paramount Resources Ltd., A Shares	4,032	69,448
Parex Resources, Inc.	5,700	75,459
Pason Systems, Inc.	2,893	25,277
Pet Valu Holdings Ltd.	3,660	74,695
PetroTal Corp.	30,017	8,377
Peyto Exploration & Development Corp.	9,461	151,788
PHX Energy Services Corp.(2)	2,229	11,947
Pine Cliff Energy Ltd.	8,993	5,599
Pizza Pizza Royalty Corp.	1,480	15,939
PrairieSky Royalty Ltd.(2)	4,570	87,741
Precision Drilling Corp.(1)	724	45,125
Premium Brands Holdings Corp.	1,678	119,271
Propel Holdings, Inc.(2)	1,354	24,329
Quebecor, Inc., Class B	1,864	70,241
Quipt Home Medical Corp.(1)	724	1,715
Real Matters, Inc.(1)(2)	2,985	14,076
Richelieu Hardware Ltd.	2,130	59,871
Rogers Sugar, Inc.	2,985	13,008
Russel Metals, Inc.	2,520	73,574
Saturn Oil & Gas, Inc.(1)	5,239	9,935
Savaria Corp.	25	381
Seabridge Gold, Inc.(1)(2)	1,466	41,406
Secure Waste Infrastructure Corp.	9,746	126,441
Silvercorp Metals, Inc.	10,989	86,342
South Bow Corp.	6,982	192,006
Spartan Delta Corp.(1)	8,329	45,118
Spin Master Corp., VTG Shares	1,249	18,403
Sprott, Inc.	1,129	103,847
SSR Mining, Inc.(1)	10,413	242,469
Stella-Jones, Inc.	1,976	123,146
StorageVault Canada, Inc.	9,035	31,939
Strathcona Resources Ltd.	2,362	70,634
SunOpta, Inc.(1)(2)	5,245	19,930
Superior Plus Corp.	10,400	55,295
Surge Energy, Inc.	3,733	19,794
Talon Metals Corp.(1)	50,548	17,362
Tamarack Valley Energy Ltd.	28,138	157,256
Taseko Mines Ltd.(1)	20,786	109,177
TerraVest Industries, Inc.(2)	691	62,739
Timbercreek Financial Corp.	3,761	18,355
Topaz Energy Corp.	1,008	20,399
Torex Gold Resources, Inc.	4,379	205,656
Total Energy Services, Inc.	1,480	15,208
TransAlta Corp.	16,556	240,737
Transcontinental, Inc., Class A	2,229	32,667
Trican Well Service Ltd.	11,691	50,447

Triple Flag Precious Metals Corp.	2,669	89,536
Trisura Group Ltd.(1)	724	21,107
Uranium Royalty Corp.(1)(2)	7,318	27,440
Valeura Energy, Inc.(1)(2)	5,238	27,662
Vermilion Energy, Inc.	8,719	80,548
Wajax Corp.	1,480	29,156
Wesdome Gold Mines Ltd.(1)	8,277	133,266
West Fraser Timber Co. Ltd.	1,664	103,130
Westshore Terminals Investment Corp.	1,584	28,881
Whitecap Resources, Inc.	10,790	90,261
Winpak Ltd.(2)	1,480	46,684
		15,049,500
China — 0.0%
China Beststudy Education Group	5,000	3,072
Impro Precision Industries Ltd.	29,000	20,314
		23,386
Denmark — 1.8%
ALK-Abello AS(1)	298	10,698
Alm Brand AS	55,227	155,215
Bavarian Nordic AS(1)	4,858	139,651
cBrain AS	489	11,344
Chemometec AS	1,270	154,713
D/S Norden AS	1,640	64,616
Dfds AS(1)	1,520	21,446
FLSmidth & Co. AS	3,337	213,564
GN Store Nord AS(1)	379	6,107
Green Hydrogen Systems AS(1)	1,379	66
H&H International AS, B Shares(1)	670	10,020
Harboes Bryggeri AS, Class B	62	1,145
ISS AS	6,701	221,548
Netcompany Group AS(1)	2,225	111,893
Nilfisk Holding AS(1)	549	8,910
NKT AS(1)	3,560	428,451
NTG Nordic Transport Group AS(1)	640	18,558
Per Aarsleff Holding AS	1,250	141,494
Ringkjoebing Landbobank AS	1,164	258,271
Royal Unibrew AS	2,872	249,160
Schouw & Co. AS	831	79,085
Skjern Bank	98	3,816
Solar AS, B Shares	227	6,860
SP Group AS	492	21,570
Sparekassen Sjaelland-Fyn AS	577	30,655
Sydbank AS	3,504	301,369
TORM PLC, Class A	4,360	93,874
		2,764,099
Finland — 1.0%
Anora Group OYJ	2,532	10,816
Bittium OYJ	2,198	49,460
Citycon OYJ	8,530	39,579
Endomines Finland OYJ(1)	46	1,367
Finnair OYJ(1)(2)	9,159	31,318
F-Secure OYJ	5,993	11,927
Harvia OYJ	1,153	55,564
Hiab OYJ, B Shares	2,256	129,669

Huhtamaki OYJ	2,056	70,901
Incap OYJ(1)(2)	890	9,318
Kalmar OYJ, B Shares	3,483	150,553
Kemira OYJ(2)	7,982	178,386
Kojamo OYJ(1)	9,208	113,140
Mandatum OYJ	22,225	167,235
Marimekko OYJ	2,532	37,464
Metsa Board OYJ, Class B(2)	8,042	27,854
Nokian Renkaat OYJ(2)	10,711	104,579
Outokumpu OYJ	32,541	153,040
Puuilo OYJ	7,329	125,557
Raisio OYJ, V Shares	3,807	11,583
Revenio Group OYJ	448	11,605
TietoEVRY OYJ	835	17,364
Tokmanni Group Corp.(2)	3,407	30,176
YIT OYJ(1)	9,667	35,485
		1,573,940
France — 2.9%
Alten SA	2,098	164,172
Antin Infrastructure Partners SA(2)	2,355	27,984
Aperam SA	3,549	136,820
Aramis Group SAS(1)	1,911	11,869
Arkema SA	2,922	178,115
Assystem SA	352	17,600
Atos SE(1)(2)	180	9,613
Beneteau SACA	3,095	29,152
Boiron SA	365	12,070
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	22,197
Carbios SACA(1)	1,353	14,731
Catana Group(2)	1,379	4,424
Cie des Alpes	1,743	44,571
Clariane SE(1)	21,036	91,104
Coface SA	8,201	144,522
Derichebourg SA	9,620	71,840
Elior Group SA(1)	8,498	26,539
Equasens	153	7,635
Eramet SA(2)	688	42,855
Esso SA Francaise(2)	258	12,387
Etablissements Maurel et Prom SA	6,435	35,932
Euroapi SA(1)	2,171	7,888
Eutelsat Communications SACA(1)(2)	9,346	23,688
Exail Technologies SA(1)(2)	919	80,967
Exosens SAS	2,335	113,807
Fnac Darty SA	876	28,685
Forvia SE(1)	15,208	214,263
Genfit SA(1)(2)	2,841	14,720
GL Events SACA	1,078	36,151
ID Logistics Group SACA(1)	235	105,134
Imerys SA	2,830	77,708
IPSOS SA	2,513	93,673
JCDecaux SE	4,324	77,181
Kaufman & Broad SA	1,016	35,395
La Francaise De L'energie SACA(1)	263	10,492
Louis Hachette Group	8,291	14,615

Lumibird(1)	457	10,299
Maisons du Monde SA(1)(2)	1,457	3,486
Manitou BF SA	703	15,253
Mersen SA	1,422	35,946
Metropole Television SA	2,009	29,209
Nexans SA	1,382	200,465
Nexity SA(1)(2)	3,643	39,329
Opmobility	5,115	87,245
OVH Groupe SA(1)(2)	2,659	26,151
Pluxee NV	40	642
Pullup Entertainment	421	8,540
Remy Cointreau SA(2)	1,644	75,799
ReWorld Media SA	1,199	2,162
Rubis SCA	1,449	55,366
Seche Environnement SACA(2)	135	11,359
SES SA	36,105	233,174
SMCP SA(1)(2)	3,551	25,751
Societe BIC SA	2,093	119,697
SOITEC(1)(2)	503	15,533
Solutions 30 SE(1)(2)	7,404	8,268
STIF SA	221	14,554
Sword Group(2)	497	20,602
Television Francaise 1 SA	3,637	35,141
Trigano SA	804	160,728
Ubisoft Entertainment SA(1)(2)	6,521	55,108
Valeo SE	19,554	247,834
Vallourec SACA	17,932	326,700
Valneva SE(1)(2)	11,895	55,711
Vicat SACA	1,501	123,289
Virbac SACA	162	69,231
Viridien(1)	416	42,526
Vivendi SE(1)	30,722	89,724
Voltalia SA(1)(2)	3,727	31,512
VusionGroup	404	98,107
X-Fab Silicon Foundries SE(1)	4,970	28,404
		4,443,344
Germany — 3.7%
1&1 AG	2,203	62,010
2G Energy AG	541	20,696
7C Solarparken AG(1)	2,091	4,126
Adesso SE	168	18,728
Adtran Networks SE	547	13,836
AIXTRON SE	6,948	144,908
All for One Group SE	128	6,029
AlzChem Group AG	329	49,245
Amadeus Fire AG	262	13,605
Aroundtown SA(1)	38,868	133,857
Atoss Software SE	507	67,806
Aumann AG	281	4,069
Aurubis AG	1,505	208,185
Basler AG(1)	220	4,199
BayWa AG(1)	27	77
Bechtle AG	4,303	221,829
Befesa SA	1,770	56,561

Bijou Brigitte AG	161	7,325
Bilfinger SE	2,211	261,024
Bitcoin Group SE	257	10,217
Borussia Dortmund GmbH & Co. KGaA	4,121	16,020
BRANICKS Group AG(1)	770	1,741
CANCOM SE	1,286	39,874
Ceconomy AG(1)	7,719	39,947
Cewe Stiftung & Co. KGaA	249	29,836
Clearvise AG	496	824
Datagroup SE	106	8,208
Dermapharm Holding SE	219	9,582
Deutsche Beteiligungs AG	543	15,269
Deutsche Pfandbriefbank AG	6,838	35,956
Deutsche Rohstoff AG	267	14,303
Deutz AG	7,565	69,863
Douglas AG(1)	849	12,204
Draegerwerk AG & Co. KGaA	63	4,564
Draegerwerk AG & Co. KGaA, Preference Shares	278	22,734
Duerr AG	2,219	50,165
Eckert & Ziegler SE	1,789	33,574
Einhell Germany AG, Preference Shares	232	22,498
Elmos Semiconductor SE	219	24,824
ElringKlinger AG	971	4,530
Fielmann Group AG	1,359	69,158
flatexDEGIRO AG	4,943	190,047
Fraport AG Frankfurt Airport Services Worldwide(1)	1,282	107,541
Freenet AG	4,757	157,629
Friedrich Vorwerk Group SE	411	38,278
FUCHS SE, Preference Shares	3,385	154,486
GFT Technologies SE	675	14,833
Grand City Properties SA	3,710	47,029
Grenke AG	1,408	25,690
Heidelberger Druckmaschinen AG(1)	16,037	35,722
HelloFresh SE(1)	7,701	55,356
Hornbach Holding AG & Co. KGaA	505	51,935
HUGO BOSS AG	2,237	99,424
Indus Holding AG	867	26,721
Init Innovation in Traffic Systems SE	336	18,566
Instone Real Estate Group SE	547	5,192
IONOS Group SE(1)	3,156	102,094
Jenoptik AG	2,778	63,755
JOST Werke SE	623	37,538
Jungheinrich AG, Preference Shares	2,515	100,985
K&S AG	10,242	139,338
Kloeckner & Co. SE	2,988	20,998
Koenig & Bauer AG(1)	549	6,399
Kontron AG	2,037	57,136
Krones AG	671	101,534
Lang & Schwarz AG	449	11,938
Lanxess AG	3,982	80,698
MBB SE	95	20,087
Medios AG(1)	134	2,290
Mutares SE & Co. KGaA	769	25,352
Nagarro SE	319	27,235
Nordex SE(1)	7,326	219,669

Norma Group SE	1,647	25,382
Patrizia SE	2,252	20,353
Pentixapharm Holding AG(1)	39	69
Pfeiffer Vacuum Technology AG	147	26,607
Platform Group AG(1)	368	2,835
ProCredit Holding AG	1,282	12,485
PSI Software SE(1)	337	17,637
Puma SE	5,443	126,140
RENK Group AG	1,965	115,197
SAF-Holland SE	2,430	40,926
Salzgitter AG	1,292	53,442
Schaeffler AG	5,889	45,556
Schott Pharma AG & Co. KGaA	1,868	41,450
Secunet Security Networks AG	96	20,721
SGL Carbon SE(1)	3,249	11,002
Siltronic AG	806	46,029
Sixt SE	687	56,052
Sixt SE, Preference Shares	824	49,758
SMA Solar Technology AG(1)	953	38,279
Steico SE	268	6,662
STO SE & Co. KGaA, Preference Shares	117	16,711
STRATEC SE	180	4,705
Stroeer SE & Co. KGaA	1,422	58,831
Suedzucker AG	3,023	34,092
SUSS MicroTec SE	1,031	40,936
TAG Immobilien AG	10,052	171,415
TeamViewer SE(1)	5,486	36,798
Technotrans SE	349	13,782
thyssenkrupp AG	20,331	222,456
Tkms AG& Co. KGaA(1)	1,016	77,278
United Internet AG	4,507	135,307
Verbio SE	1,309	27,099
VIB Vermoegen AG	176	2,141
Vossloh AG	480	38,587
Wacker Chemie AG	963	74,028
Wacker Neuson SE	1,547	34,121
Wuestenrot & Wuerttembergische AG	1,060	17,399
		5,641,769
Hong Kong — 1.5%
APAC Resources Ltd.	40,000	8,808
Baozun, Inc., ADR(1)	2,031	5,809
Bright Smart Securities & Commodities Group Ltd.(1)(2)	68,000	69,473
Cafe de Coral Holdings Ltd.(2)	24,000	17,429
Chia Tai Enterprises International Ltd.(1)	6,500	5,796
Chow Sang Sang Holdings International Ltd.	24,000	37,585
CITIC Telecom International Holdings Ltd.	106,000	35,016
Citychamp Watch & Jewellery Group Ltd.(1)	120,000	2,977
Comba Telecom Systems Holdings Ltd.(2)	150,000	54,328
Cowell e Holdings, Inc.(1)(2)	4,000	15,365
Crypto Flow Technology Ltd.(1)	24,000	9,386
Crystal International Group Ltd.	20,500	19,784
Dah Sing Banking Group Ltd.	23,200	32,741
Dah Sing Financial Holdings Ltd.	9,600	44,658
Deep Source Holdings Ltd.(1)(2)	430,000	40,907
Dream International Ltd.(2)	14,000	15,693

EC Healthcare	1,000	78
E-Commodities Holdings Ltd.	40,000	4,582
Emperor Watch & Jewellery Ltd.	240,000	8,022
First Pacific Co. Ltd.	80,000	64,347
Giordano International Ltd.	30,000	5,865
Guotai Junan International Holdings Ltd.(2)	92,000	34,019
Hang Lung Group Ltd.	56,000	112,557
Hao Tian International Construction Investment Group Ltd.(1)	216,000	3,444
HKBN Ltd.	17,000	14,336
Hong Kong Technology Venture Co. Ltd.	4,000	756
Hong Kong Zcloud Technology Construction Ltd.(1)	64,000	37,804
Hutchison Telecommunications Hong Kong Holdings Ltd.	90,000	12,829
Hysan Development Co. Ltd.	37,000	84,288
IGG, Inc.	41,000	20,203
Johnson Electric Holdings Ltd.	25,500	98,565
JS Global Lifestyle Co. Ltd.(1)	64,500	15,828
Karrie International Holdings Ltd.	30,000	11,158
Kerry Properties Ltd.	36,000	97,468
Luk Fook Holdings International Ltd.	23,000	72,170
Man Wah Holdings Ltd.	111,600	68,472
Melco International Development Ltd.(1)	64,000	41,216
Midland Holdings Ltd.(1)	34,000	9,932
Mobvista, Inc.(1)	38,000	71,772
New World Development Co. Ltd.(1)(2)	91,000	80,542
Pacific Basin Shipping Ltd.	362,000	121,107
Pacific Textiles Holdings Ltd.	15,000	2,430
PAX Global Technology Ltd.	48,000	32,346
PC Partner Group Ltd.	20,000	14,654
Plover Bay Technologies Ltd.	14,000	10,828
Singamas Container Holdings Ltd.	78,000	7,018
SJM Holdings Ltd.(1)(2)	198,000	68,818
Stella International Holdings Ltd.	44,500	93,521
SUNeVision Holdings Ltd.(2)	51,000	33,835
Television Broadcasts Ltd.(1)	22,900	9,281
Texhong International Group Ltd.	2,000	1,157
Time Interconnect Technology Ltd.	41,000	87,347
Truly International Holdings Ltd.	46,000	6,344
United Energy Group Ltd.(2)	456,000	28,988
United Laboratories International Holdings Ltd.(2)	66,000	108,472
Value Partners Group Ltd.	62,000	19,273
Vitasoy International Holdings Ltd.	40,000	33,471
VSTECS Holdings Ltd.	46,000	49,267
VTech Holdings Ltd.	12,900	104,407
Yue Yuen Industrial Holdings Ltd.	52,000	110,033
		2,328,605
Ireland — 0.2%
Cairn Homes PLC	1,595	3,771
Glenveagh Properties PLC(1)	73,688	167,209
Origin Enterprises PLC	6,529	28,797
Uniphar PLC	33,759	147,853
		347,630
Israel — 3.5%
Ackerstein Group Ltd.	4,410	12,142
Africa Israel Residences Ltd.	272	22,007
Airport City Ltd.(1)	2,963	55,731

Alony Hetz Properties & Investments Ltd.	7,119	82,146
Altshuler Shaham Finance Ltd.	2,397	6,375
Amot Investments Ltd.	11,519	86,145
Analyst IMS Investment Management Services Ltd.	10	472
Argo Properties NV(1)	873	33,745
Aryt Industries Ltd.	2,714	40,437
Ashdod Refinery Ltd.(1)	320	5,631
Ashtrom Group Ltd.	2,178	49,374
AudioCodes Ltd.	482	4,338
Aura Investments Ltd.	9,008	61,280
Bezeq The Israeli Telecommunication Corp. Ltd.	79,469	156,334
Big Shopping Centers Ltd.	739	165,942
Blue Square Real Estate Ltd.	270	32,421
Camtek Ltd.(1)	342	36,508
Carasso Motors Ltd.	1,382	15,296
Cellcom Israel Ltd.(1)	6,082	69,230
Ceragon Networks Ltd.(1)	2,436	4,969
Clal Insurance Enterprises Holdings Ltd.	4,967	287,674
Danel Adir Yeoshua Ltd.	204	28,914
Danya Cebus Ltd.	134	5,959
Delek Automotive Systems Ltd.	1,642	13,140
Delek Group Ltd.	405	106,505
Delta Galil Ltd.	491	27,084
Direct Finance of Direct Group 2006 Ltd.	64	11,756
Doral Group Renewable Energy Resources Ltd.(1)	4,412	39,913
El Al Israel Airlines(1)	16,125	69,224
Electra Consumer Products 1970 Ltd.	579	19,199
Electra Ltd.	1,800	55,549
Energix-Renewable Energies Ltd.	9,831	43,011
Enlight Renewable Energy Ltd.(1)	7,032	278,199
Equital Ltd.(1)	1,102	51,815
Etoro Group Ltd., Class A(1)	1,231	51,665
Fattal Holdings 1998 Ltd.(1)	363	65,835
FIBI Holdings Ltd.	891	73,207
Fox Wizel Ltd.	403	42,202
G City Ltd.	3,852	12,004
Gilat Satellite Networks Ltd.(1)	1,950	23,083
Hagag Group Real Estate Development(1)	753	4,666
Harel Insurance Investments & Financial Services Ltd.	4,608	171,303
Hilan Ltd.	725	57,699
IDI Insurance Co. Ltd.	324	24,389
IES Holdings Ltd.(1)	3	307
Inmode Ltd.(1)	2,007	28,600
Inrom Construction Industries Ltd.	5,988	42,692
Isracard Ltd.	11,235	48,440
Israel Canada TR Ltd.	9,899	48,239
Israel Corp. Ltd.	179	49,492
Isras Holdings Ltd.(1)	137	15,881
Isras Investment Co. Ltd.	58	15,344
Ituran Location & Control Ltd.	757	30,310
Kamada Ltd.	2,204	14,866
Kenon Holdings Ltd.	1,000	59,093
Kornit Digital Ltd.(1)	1,064	14,183
Kvutzat Acro Ltd.	547	8,083
Land Development Nimrodi Group Ltd.	323	3,474

M Yochananof & Sons Ltd.	235	20,740
Magic Software Enterprises Ltd.	1,230	28,690
Malam - Team Ltd.(1)	417	17,046
Malam-Team Holding Ltd.(1)	137	10,066
Matrix IT Ltd.	1,692	71,150
Max Stock Ltd.	3,982	29,470
Maytronics Ltd.(1)	1,296	1,696
Mega Or Holdings Ltd.	1,505	94,705
Melisron Ltd.	15	1,872
Menora Mivtachim Holdings Ltd.	1,240	137,614
Meshek Energy Renewable Energies Ltd.(1)	23,954	49,210
Meshulam Levinstein Contracting & Engineering Ltd.	106	16,443
Migdal Insurance & Financial Holdings Ltd.	16,961	68,896
Mivne Real Estate KD Ltd.	29,087	125,301
Mivtach Shamir Holdings Ltd.	291	30,833
Nano-X Imaging Ltd.(1)	102	457
Nayax Ltd.(1)	795	35,292
Neto Malinda Trading Ltd.	599	27,439
Next Vision Stabilized Systems Ltd.	3,525	152,196
Nexxen International Ltd.(1)	1,177	7,615
Novolog Ltd.	10,451	4,173
Oddity Tech Ltd., Class A(1)	2,745	118,749
Oil Refineries Ltd.	165,503	52,493
One Software Technologies Ltd.	2,263	59,067
OPC Energy Ltd.(1)	5,744	118,908
Orbit Technologies Ltd.	754	9,571
OY Nofar Energy Ltd.(1)	1,443	41,977
Palram Industries 1990 Ltd.	548	11,578
Partner Communications Co. Ltd.	6,071	70,922
Paz Retail & Energy Ltd.	444	101,792
Perion Network Ltd.(1)	1,641	16,093
Polyram Plastic Industries Ltd.	1,030	3,109
Prashkovsky Investments & Construction Ltd.	524	24,869
Priortech Ltd.(1)	149	9,824
Qualitau Ltd.	170	26,277
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	441	45,940
Retailors Ltd.	843	14,009
Sapiens International Corp. NV	1,154	50,253
Scope Metals Group Ltd.	243	11,784
Shapir Engineering & Industry Ltd.	53	478
Shikun & Binui Ltd.(1)	17,744	100,369
Shufersal Ltd.	12,980	155,632
SimilarWeb Ltd.(1)	2,763	21,634
Strauss Group Ltd.	2,648	79,756
Summit Real Estate Holdings Ltd.	2,057	40,230
Tadiran Group Ltd.	15	656
Tamar Petroleum Ltd.	2,195	25,272
Tel Aviv Stock Exchange Ltd.	4,968	135,989
Telsys Ltd.	163	10,921
YD More Investments Ltd.	2,318	35,382
YH Dimri Construction & Development Ltd.	558	65,260
ZIM Integrated Shipping Services Ltd.	5,662	115,561
		5,388,781
Italy — 2.9%
ACEA SpA	4,326	112,693

Amplifon SpA(2)	2,308	35,518
Ariston Holding NV	3,658	18,111
Arnoldo Mondadori Editore SpA	7,796	18,633
Avio SpA(2)	2,598	75,361
Azimut Holding SpA	9,492	392,590
Banca IFIS SpA	2,524	72,654
Banca Sistema SpA(1)(2)	5,543	11,030
Banco di Desio e della Brianza SpA	2,672	27,580
BFF Bank SpA(1)	18,125	230,407
Biesse SpA	446	3,323
Brembo NV(2)	9,804	104,613
Cairo Communication SpA(1)	4,162	13,359
Cembre SpA(2)	407	31,655
Cementir Holding NV	4,403	88,968
CIR SpA-Compagnie Industriali(1)	52,760	43,505
Credito Emiliano SpA	6,020	102,708
d'Amico International Shipping SA	2,698	16,145
Danieli & C Officine Meccaniche SpA	1,004	56,227
Danieli & C Officine Meccaniche SpA, Preference Shares	3,409	133,701
Datalogic SpA	753	3,938
De' Longhi SpA	4,510	192,004
Digital Bros SpA(1)(2)	220	3,430
Digital Value SpA(2)	345	11,261
doValue SpA(1)	7,348	21,119
El.En. SpA	3,938	58,103
Enav SpA	21,703	115,329
Equita Group SpA	1,837	12,488
ERG SpA	4,599	117,062
Esprinet SpA	1,199	8,136
Eurogroup Laminations SpA	3,011	11,251
Ferretti SpA	7,501	24,911
Fila SpA	2,010	22,873
Fincantieri SpA(1)	5,264	104,341
GPI SpA	752	14,623
GVS SpA(1)(2)	1,392	6,549
Industrie De Nora SpA	2,030	16,759
Intercos SpA(2)	3,677	49,246
Iren SpA	45,581	141,954
Italian Sea Group SpA	844	3,952
Iveco Group NV	15,482	332,732
Juventus Football Club SpA(1)(2)	394	1,064
Maire SpA	11,403	168,121
MARR SpA(2)	3,185	33,004
MFE-MediaForEurope NV, Class A	13,339	48,145
MFE-MediaForEurope NV, Class A	6,589	23,242
MFE-MediaForEurope NV, Class B(2)	4,304	20,467
NewPrinces SpA(1)	1,149	23,622
Nexi SpA(2)	12,057	56,382
OVS SpA	13,950	72,462
Pharmanutra SpA(2)	211	14,212
Piaggio & C SpA(2)	9,605	20,831
RAI Way SpA	6,295	40,644
Reply SpA	785	104,536
Safilo Group SpA(1)	13,369	29,053
Saipem SpA(2)	52,734	143,744

Salvatore Ferragamo SpA(1)(2)	4,917	45,461
Sanlorenzo SpA(2)	808	28,548
Sesa SpA(2)	552	54,120
Sogefi SpA(2)	4,686	17,715
SOL SpA	3,272	189,292
Tamburi Investment Partners SpA(2)	7,834	82,888
Technogym SpA	8,675	162,963
Webuild SpA(2)	39,344	154,598
Wiit SpA(2)	628	14,027
Zignago Vetro SpA(2)	2,494	20,942
		4,430,925
Japan — 32.7%
& ST HD Co. Ltd.	1,700	32,055
77 Bank Ltd.	4,600	212,857
A&D HOLON Holdings Co. Ltd.	1,800	20,694
AB & Company Co. Ltd.	800	5,697
Abalance Corp.	1,000	4,774
Access Co. Ltd.(1)	500	1,766
Achilles Corp.	200	1,642
AD Works Group Co. Ltd.(2)	5,700	16,724
ADEKA Corp.	6,200	146,941
Ad-sol Nissin Corp.	1,200	11,999
Advanced Media, Inc.	700	4,559
Adventure, Inc.	100	1,168
Aeon Fantasy Co. Ltd.(1)	600	11,382
AEON Financial Service Co. Ltd.	7,600	76,213
Aeon Hokkaido Corp.	2,400	13,984
Ahresty Corp.	1,600	7,663
Ai Holdings Corp.	120	2,137
Ai Robotics, Inc.(1)(2)	2,300	21,610
Aica Kogyo Co. Ltd.	3,600	82,265
Aichi Corp.	1,100	9,368
Aichi Electric Co. Ltd.	100	3,978
Aichi Financial Group, Inc.	2,200	65,471
Aichi Steel Corp.	2,400	45,020
Aichi Tokei Denki Co. Ltd.	100	1,718
Aida Engineering Ltd.	2,100	15,729
Aidma Holdings, Inc.	400	7,867
Aiful Corp.	28,300	93,186
Ain Holdings, Inc.	1,900	84,935
Aiphone Co. Ltd.	700	13,001
Air Water, Inc.	13,700	193,223
Airport Facilities Co. Ltd.	2,100	14,310
Airtrip Corp.	600	2,883
Aisan Industry Co. Ltd.	2,400	33,709
AIT Corp.	200	2,709
Akebono Brake Industry Co. Ltd.(1)(2)	9,900	7,357
Akita Bank Ltd.	1,500	37,255
Albis Co. Ltd.	100	1,745
Alconix Corp.	2,000	30,431
Alfresa Holdings Corp.	11,500	173,885
Alinco, Inc.	300	2,087
Alleanza Holdings Co. Ltd.	300	2,110
Allied Telesis Holdings KK	5,100	7,850
Alpen Co. Ltd.(2)	1,000	15,434

Alpha Systems, Inc.	100	2,661
AlphaPolis Co. Ltd.	700	7,414
Alps Alpine Co. Ltd.	13,900	180,452
Altech Corp.	300	5,281
Amano Corp.	3,200	86,217
Amiya Corp.(1)	400	8,948
Amiyaki Tei Co. Ltd.	600	5,173
Amuse, Inc.	100	1,189
Amvis Holdings, Inc.	2,900	8,699
Anabuki Kosan, Inc.	100	1,422
Anest Iwata Corp.	1,800	18,088
Anicom Holdings, Inc.	4,100	23,356
Anritsu Corp.	10,600	161,190
Anycolor, Inc.	2,500	103,264
AnyMind Group, Inc.(1)	1,000	3,942
AOKI Holdings, Inc.	2,200	24,377
Aoyama Trading Co. Ltd.	2,700	41,676
Aozora Bank Ltd.(2)	7,500	116,048
Appier Group, Inc.	4,200	28,902
Arakawa Chemical Industries Ltd.	300	2,183
Arata Corp.	1,100	21,956
Araya Industrial Co. Ltd.	300	9,193
ARCLANDS Corp.	3,387	41,533
Arcs Co. Ltd.	2,400	51,654
ARE Holdings, Inc.	6,400	122,853
Arealink Co. Ltd.	3,000	19,890
Argo Graphics, Inc.	800	8,460
Arisawa Manufacturing Co. Ltd.	2,000	21,794
Artience Co. Ltd.	2,200	48,371
Artnature, Inc.	300	1,594
Artner Co. Ltd.	100	1,296
As One Corp.	1,300	20,300
Asahi Co. Ltd.	800	6,757
Asahi Diamond Industrial Co. Ltd.	2,200	11,698
Asahi Kogyosha Co. Ltd.	1,200	24,652
Asahi Net, Inc.	400	1,790
Asahi Printing Co. Ltd.	300	1,677
Asahi Yukizai Corp.(2)	500	14,907
Asanuma Corp.	5,200	34,239
Asax Co. Ltd.	300	1,632
Ascentech KK	600	5,251
Ashimori Industry Co. Ltd.	600	15,783
Asia Pile Holdings Corp.(2)	2,000	19,373
ASKA Pharmaceutical Holdings Co. Ltd.	900	11,845
ASKUL Corp.	2,100	19,238
Asteria Corp.	900	6,497
Atom Corp.(1)	100	355
Atrae, Inc.	500	2,112
Aucnet, Inc.	1,200	15,511
Autobacs Seven Co. Ltd.	4,000	41,543
Avant Group Corp.	1,500	17,318
Avex, Inc.	1,800	13,982
Awa Bank Ltd.	2,500	66,499
Axial Retailing, Inc.	4,700	34,419
Axyz Co. Ltd.	100	2,662

AZ-COM MARUWA Holdings, Inc.	2,800	18,651
AZOOM Co. Ltd.	400	12,918
Bando Chemical Industries Ltd.	600	7,936
Bank of Iwate Ltd.	1,100	34,870
Bank of Nagoya Ltd.	2,400	67,356
Bank of Saga Ltd.	1,000	23,171
Bank of the Ryukyus Ltd.	2,200	25,447
Baroque Japan Ltd.	300	1,481
Base Co. Ltd.	600	13,091
baudroie, Inc.(1)	800	13,543
Beauty Garage, Inc.	400	3,656
Belc Co. Ltd.	700	34,102
Bell System24 Holdings, Inc.	2,400	21,299
Belluna Co. Ltd.	3,300	21,242
Bengo4.com, Inc.(1)	600	11,328
Bewith, Inc.	100	989
Bic Camera, Inc.	6,300	64,542
Blue Zones Holdings Co. Ltd.	100	5,500
BML, Inc.	1,600	39,261
Bookoff Group Holdings Ltd.	100	901
Bourbon Corp.	200	3,127
Br Holdings Corp.	800	1,706
BrainPad, Inc.	800	13,848
Broadleaf Co. Ltd.	4,800	23,066
BRONCO BILLY Co. Ltd.	100	2,553
Buffalo, Inc.	800	25,847
Bushiroad, Inc.	5,400	11,645
Business Brain Showa-Ota, Inc.	200	4,501
Business Engineering Corp.	500	24,528
BuySell Technologies Co. Ltd.	1,000	26,879
C Uyemura & Co. Ltd.	800	76,491
Calbee, Inc.	1,900	36,196
Canon Electronics, Inc.	1,200	21,187
Carlit Co. Ltd.	1,300	13,979
Casio Computer Co. Ltd.	100	828
Cawachi Ltd.	1,000	19,373
CCI Group, Inc.	15,800	71,068
Celsys, Inc.	2,100	22,623
Central Automotive Products Ltd.	2,400	29,017
Central Glass Co. Ltd.	2,000	43,938
Central Security Patrols Co. Ltd.	200	3,593
Central Sports Co. Ltd.	100	1,579
Change Holdings, Inc.(2)	2,200	15,919
Charm Care Corp. KK(2)	500	4,146
Chiba Kogyo Bank Ltd.(2)	2,500	26,354
Chikaranomoto Holdings Co. Ltd.	800	6,971
Chiyoda Co. Ltd.	1,500	9,769
Chiyoda Integre Co. Ltd.	200	4,151
Chofu Seisakusho Co. Ltd.	1,100	14,193
Chori Co. Ltd.	100	2,675
Chubu Shiryo Co. Ltd.	1,600	18,494
Chubu Steel Plate Co. Ltd.(2)	700	9,593
Chudenko Corp.	1,900	54,679
Chuetsu Pulp & Paper Co. Ltd.	100	1,312
Chugai Ro Co. Ltd.	500	14,796

Chugin Financial Group, Inc.	10,200	152,497
Chugoku Electric Power Co., Inc.(2)	18,600	121,741
Chugoku Marine Paints Ltd.	2,800	81,976
Chuo Spring Co. Ltd.(2)	900	21,889
Chuo Warehouse Co. Ltd.	300	2,648
Citizen Watch Co. Ltd.	17,000	140,691
CKD Corp.	5,200	86,213
CK-San-Etsu Co. Ltd.	100	2,499
Cleanup Corp.	500	2,680
CMK Corp.	5,900	19,445
Coca-Cola Bottlers Japan Holdings, Inc.	7,700	142,260
COLOPL, Inc.	100	287
Colowide Co. Ltd.	6,300	70,988
Computer Engineering & Consulting Ltd.	1,700	24,578
COMSYS Holdings Corp.	8,300	228,752
Comture Corp.	1,500	15,646
Copro-Holdings Co. Ltd.	1,800	10,846
Core Concept Technologies, Inc.(1)	500	3,403
Corona Corp.	300	1,822
Cosel Co. Ltd.	800	6,047
Cover Corp.(1)(2)	2,500	26,760
Create Restaurants Holdings, Inc.	18,300	94,321
Create SD Holdings Co. Ltd.	2,300	48,883
Creek & River Co. Ltd.	500	4,650
Cresco Ltd.	2,000	19,662
Cross Cat Co. Ltd.	200	1,357
CrowdWorks, Inc.(1)	400	2,137
CTI Engineering Co. Ltd.	1,000	19,435
CTS Co. Ltd.	500	2,982
CUC, Inc.(1)	500	3,200
Curves Holdings Co. Ltd.	3,500	17,387
Cyber Security Cloud, Inc.(2)	400	4,749
Cybertrust Japan Co. Ltd.	400	3,056
Cybozu, Inc.	2,000	42,199
Dai Nippon Toryo Co. Ltd.	400	3,496
Daicel Corp.	15,300	128,837
Dai-Dan Co. Ltd.	2,400	112,283
Daido Metal Co. Ltd.(2)	3,200	20,580
Daido Steel Co. Ltd.	8,300	84,072
Daiei Kankyo Co. Ltd.	2,900	69,170
Daihatsu Infinearth Mfg Co. Ltd.	1,500	27,755
Daihen Corp.	1,200	67,101
Dai-Ichi Cutter Kogyo KK	200	1,815
Daiichi Jitsugyo Co. Ltd.	400	7,622
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,348
Daiichikosho Co. Ltd.	4,200	45,247
Daiki Aluminium Industry Co. Ltd.	1,400	9,813
Daikoku Denki Co. Ltd.	200	3,920
Daikokutenbussan Co. Ltd.(2)	400	15,811
Daikyonishikawa Corp.	2,000	9,799
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	700	17,960
Daio Paper Corp.	5,800	35,508
Daiseki Co. Ltd.	2,000	44,966
Daishi Hokuetsu Financial Group, Inc.	16,500	171,234
Daishinku Corp.	900	3,258

Daisue Construction Co. Ltd.	500	12,055
Daito Pharmaceutical Co. Ltd.	220	1,848
Daitron Co. Ltd.	600	18,324
Daiwabo Holdings Co. Ltd.	5,800	113,000
DCM Holdings Co. Ltd.	6,200	62,209
Demae-Can Co. Ltd.(1)	400	374
DeNA Co. Ltd.	5,100	78,970
Denka Co. Ltd.	5,400	94,644
Densan System Holdings Co. Ltd.(2)	600	14,889
Dentsu Soken, Inc.	700	35,409
Dexerials Corp.	13,800	264,086
DIC Corp.	5,900	146,694
Digital Arts, Inc.	700	32,157
Digital Grid Corp.(1)	1,000	5,537
Digital Hearts Holdings Co. Ltd.	300	1,826
Digital Holdings, Inc.(2)	100	1,372
Digital Information Technologies Corp.	700	11,732
Dip Corp.	2,600	36,068
DKK Co. Ltd.	100	1,668
DKS Co. Ltd.	700	34,184
DMG Mori Co. Ltd.	9,900	173,832
Doshisha Co. Ltd.	1,800	36,012
Double Standard, Inc.	200	2,181
Doutor Nichires Holdings Co. Ltd.	2,000	32,813
Dowa Holdings Co. Ltd.	3,700	144,166
DTS Corp.	10,600	82,205
Duskin Co. Ltd.	2,200	56,817
DyDo Group Holdings, Inc.(2)	900	14,682
Dynapac Co. Ltd.	100	1,510
Eagle Industry Co. Ltd.	1,400	25,002
Earth Corp.	300	9,914
EAT&HOLDINGS Co. Ltd.	100	1,277
Ebara Foods Industry, Inc.	100	1,628
Ebase Co. Ltd.	500	1,410
Eco's Co. Ltd.	100	1,914
EDION Corp.	5,700	74,475
eGuarantee, Inc.	1,100	12,526
Ehime Bank Ltd.	2,000	16,875
Eiken Chemical Co. Ltd.	200	3,172
Eizo Corp.	2,000	28,818
EJ Holdings, Inc.	300	3,258
Elan Corp.	100	468
Elecom Co. Ltd.	3,000	34,365
Electric Power Development Co. Ltd.	11,300	227,679
EM Systems Co. Ltd.	400	2,137
Endo Lighting Corp.	800	11,114
Enigmo, Inc.	200	536
Enplas Corp.	500	30,823
Enshu Truck Co. Ltd.	100	2,059
eRex Co. Ltd.	2,800	11,897
ERI Holdings Co. Ltd.	300	7,160
ES-Con Japan Ltd.	200	1,336
ESPEC Corp.	1,500	32,208
Eternal Hospitality Group Co. Ltd.(2)	500	10,411
eWeLL Co. Ltd.	400	7,234

Exedy Corp.	1,600	55,755
EXEO Group, Inc.	13,800	217,088
FaithNetwork Co. Ltd.	1,200	6,228
FALCO HOLDINGS Co. Ltd.	200	3,289
Fast Accounting Co. Ltd.	200	1,434
FCC Co. Ltd.	2,300	50,814
f-code, Inc.(1)	400	4,102
Feed One Co. Ltd.	1,700	11,170
Ferrotec Corp.	3,800	119,421
FFRI Security, Inc.	400	22,849
Fibergate, Inc.	300	1,327
FIDEA Holdings Co. Ltd.	400	4,482
Financial Partners Group Co. Ltd.	3,700	52,816
Finatext Holdings Ltd.(1)	800	5,240
FINDEX, Inc.	300	1,825
Fintech Global, Inc.	10,800	10,380
First Bank of Toyama Ltd.(2)	3,500	38,302
First Juken Co. Ltd.	200	1,520
Fit Easy, Inc.	900	14,677
Fixstars Corp.(2)	1,600	16,830
FJ Next Holdings Co. Ltd.	400	3,760
Food & Life Cos. Ltd.	500	22,506
Forum Engineering, Inc.	1,500	16,389
Forval Corp.	200	1,593
Foster Electric Co. Ltd.	2,200	37,041
FP Corp.	3,100	53,756
FP Partner, Inc.	400	5,706
France Bed Holdings Co. Ltd.	100	863
Freebit Co. Ltd.	800	8,159
Fronteo, Inc.(1)(2)	1,700	9,988
Fudo Tetra Corp.	900	15,050
Fuji Co. Ltd.	2,000	26,878
Fuji Corp. /Aichi	5,800	127,136
Fuji Corp. Ltd.	500	2,668
Fuji Kyuko Co. Ltd.	2,000	27,130
Fuji Oil Co. Ltd.	800	18,494
Fuji Pharma Co. Ltd.	900	10,199
Fuji Seal International, Inc.	2,400	48,786
Fujibo Holdings, Inc.	900	43,984
Fujicco Co. Ltd.	1,000	10,322
Fujii Sangyo Corp.	100	2,532
Fujikura Composites, Inc.	1,200	14,527
Fujimi, Inc.	3,300	50,774
Fujishoji Co. Ltd.	100	671
Fujita Kanko, Inc.	500	37,297
Fujiya Co. Ltd.	600	10,255
FuKoKu Co. Ltd.	700	8,363
Fukuda Corp.	500	25,496
Fukuda Denshi Co. Ltd.	500	22,801
Fukui Bank Ltd.	1,000	15,424
Fukui Computer Holdings, Inc.	700	13,898
Fukuyama Transporting Co. Ltd.	1,400	36,978
FULLCAST Holdings Co. Ltd.	1,500	16,456
Fumakilla Ltd.	200	1,469
Funai Soken Holdings, Inc.	2,300	34,928

Furukawa Co. Ltd.	1,500	39,118
Furukawa Electric Co. Ltd.	5,300	338,669
Furuno Electric Co. Ltd.	2,100	118,132
Furyu Corp.	800	5,482
Fuso Chemical Co. Ltd.	1,500	60,272
Fuso Pharmaceutical Industries Ltd.	100	1,423
Futaba Corp.	2,400	9,473
Futaba Industrial Co. Ltd.	3,500	22,968
Future Corp.	3,000	39,451
Fuyo General Lease Co. Ltd.	3,500	93,745
G-7 Holdings, Inc.	400	3,545
GA Technologies Co. Ltd.	2,000	26,986
Gakken Holdings Co. Ltd.	700	5,187
Gakkyusha Co. Ltd.	100	1,503
Gakujo Co. Ltd.	200	2,065
Galilei Co. Ltd.	1,900	46,122
GENDA, Inc.(1)(2)	2,700	12,798
Geniee, Inc.(1)	700	4,824
Genki Global Dining Concepts Corp.	700	13,945
Genky DrugStores Co. Ltd.(2)	1,300	43,338
GENOVA, Inc.	200	764
Geo Holdings Corp.	1,700	18,392
Gift Holdings, Inc.	600	12,729
giftee, Inc.	1,200	8,981
Global Security Experts, Inc.	400	8,893
GLOBERIDE, Inc.	1,100	15,585
Glory Ltd.	3,600	90,475
GLtechno Holdings, Inc.	310	5,956
GMO Financial Gate, Inc.	100	3,518
GMO Financial Holdings, Inc.	2,600	15,411
GMO internet group, Inc.	4,600	118,267
Godo Steel Ltd.	700	17,285
Goldcrest Co. Ltd.	600	13,220
Goldwin, Inc.	3,600	68,111
Good Com Asset Co. Ltd.(2)	1,200	9,209
Gourmet Kineya Co. Ltd.	300	1,865
Grandy House Corp.	300	1,140
GREE Holdings, Inc.	100	264
Greens Co. Ltd.	500	7,349
grems, Inc.	600	9,606
GS Yuasa Corp.	7,500	199,825
GSI Creos Corp.	1,200	18,105
G-Tekt Corp.	1,300	16,210
Gun-Ei Chemical Industry Co. Ltd.	100	2,300
Gunma Bank Ltd.	13,700	152,266
Gunze Ltd.	2,600	68,972
H.U. Group Holdings, Inc.	4,000	93,474
H2O Retailing Corp.	7,100	98,805
Hachijuni Bank Ltd.	3,900	41,842
Hagihara Industries, Inc.	300	3,071
Hagiwara Electric Holdings Co. Ltd.	700	16,173
Hagoromo Foods Corp.	100	2,074
Halows Co. Ltd.	700	20,850
Hamakyorex Co. Ltd.	3,900	42,683
Hanwa Co. Ltd.	3,000	133,375

Happinet Corp.	1,200	49,931
Harima Chemicals Group, Inc.	300	1,675
Hashimoto Sogyo Holdings Co. Ltd.	200	1,605
Hazama Ando Corp.	10,200	122,134
HEALIOS KK(1)	4,400	13,690
Heiwa Corp.	3,400	44,641
Heiwado Co. Ltd.	2,000	38,286
Helios Techno Holding Co. Ltd.	600	4,082
Hennge KK	1,400	11,848
Hibino Corp.	100	1,689
Hiday Hidaka Corp.	2,000	45,972
HI-LEX Corp.	1,900	37,142
Hino Motors Ltd.(1)	18,400	46,306
Hioki EE Corp.	800	30,547
Hirakawa Hewtech Corp.	800	16,402
Hirano Tecseed Co. Ltd.(2)	200	2,004
Hirata Corp.	1,900	27,866
Hirogin Holdings, Inc.	17,300	171,662
Hirose Tusyo, Inc.	100	2,328
Hiroshima Electric Railway Co. Ltd.	300	1,162
HIS Co. Ltd.(2)	3,100	25,502
Hisaka Works Ltd.	1,100	10,391
Hochiki Corp.	1,100	30,040
Hoden Seimitsu Kako Kenkyusho Co. Ltd.	400	5,264
Hodogaya Chemical Co. Ltd.	400	4,910
Hogy Medical Co. Ltd.	1,400	52,779
Hokkaido Coca-Cola Bottling Co. Ltd.	100	2,718
Hokkaido Electric Power Co., Inc.(2)	16,900	130,981
Hokkan Holdings Ltd.	200	2,970
Hokko Chemical Industry Co. Ltd.	1,600	16,755
Hokuetsu Corp.(2)	5,700	33,121
Hokuhoku Financial Group, Inc.	8,800	250,551
Hokuriku Electric Power Co.	13,800	89,814
Hokuriku Electrical Construction Co. Ltd.	100	892
Hokuryo Co. Ltd.	600	12,805
Hokuto Corp.	1,100	14,803
H-One Co. Ltd.	1,200	10,182
Honeys Holdings Co. Ltd.	1,000	9,775
Horiba Ltd.	500	46,350
Hosokawa Micron Corp.	1,000	35,808
Hotland Holdings Co. Ltd.	700	9,561
House Foods Group, Inc.	3,900	73,042
Howa Machinery Ltd.(2)	400	2,929
HS Holdings Co. Ltd.	2,100	14,604
Human Technologies, Inc.	400	4,805
Hyakugo Bank Ltd.	14,500	96,949
Hyakujushi Bank Ltd.	2,000	79,742
IBJ, Inc.	1,200	5,900
Ichibanya Co. Ltd.(2)	4,700	28,342
Ichigo, Inc.	12,100	31,459
Ichikoh Industries Ltd.	300	934
Ichinen Holdings Co. Ltd.	500	6,712
Ichiyoshi Securities Co. Ltd.	600	3,786
Icom, Inc.	100	1,801
Idec Corp.	1,600	27,441

IDOM, Inc.	3,000	24,504
IG Port, Inc.	600	5,441
Iino Kaiun Kaisha Ltd.	4,700	42,674
IKK Holdings, Inc.	300	1,489
I'll, Inc.	800	12,343
i-mobile Co. Ltd.	1,800	6,514
Imuraya Group Co. Ltd.	200	3,276
IMV Corp.	500	6,983
Inaba Denki Sangyo Co. Ltd.	7,800	125,105
Inaba Seisakusho Co. Ltd.	200	2,080
Inabata & Co. Ltd.	3,100	73,568
Ines Corp.	400	4,522
Infomart Corp.(2)	16,100	37,048
Inforich, Inc.(1)	300	4,370
Information Planning Co.	100	3,995
INFRONEER Holdings, Inc.	16,200	208,114
Innotech Corp.	900	11,591
Insource Co. Ltd.	3,600	19,743
Institute for Q-shu Pioneers of Space, Inc.(1)	700	7,880
Integral Corp.	800	18,240
Inter Action Corp.	700	6,052
Internet Initiative Japan, Inc.	7,000	128,800
Intloop, Inc.(1)	200	5,135
Inui Global Logistics Co. Ltd.(2)	900	8,400
Iriso Electronics Co. Ltd.	1,200	24,989
ISB Corp.	100	1,087
Ise Chemicals Corp.	100	23,605
Iseki & Co. Ltd.(2)	1,600	20,322
Ishihara Chemical Co. Ltd.	200	2,804
Ishihara Sangyo Kaisha Ltd.	2,100	37,796
Istyle, Inc.(2)	5,100	14,979
Itfor, Inc.	1,400	14,973
ITmedia, Inc.	600	5,917
Ito En Ltd.	3,900	81,040
Ito En Ltd., Preference Shares	1,700	19,634
Itochu Enex Co. Ltd.	3,500	42,506
Itoham Yonekyu Holdings, Inc.	360	13,253
Itoki Corp.	3,200	49,817
IwaiCosmo Holdings, Inc.	1,400	28,178
Iwatani Corp.	14,500	158,009
Iwatsuka Confectionery Co. Ltd.	100	1,931
Iyogin Holdings, Inc.	6,300	103,662
Izumi Co. Ltd.	2,400	45,561
J Front Retailing Co. Ltd.	9,800	141,409
J Trust Co. Ltd.	4,800	13,285
JAC Recruitment Co. Ltd.	6,100	43,218
Jaccs Co. Ltd.	1,600	42,883
Jade Group, Inc.(1)	300	2,992
JAFCO Group Co. Ltd.	4,000	61,883
JALCO Holdings, Inc.	100	273
Japan Airport Terminal Co. Ltd.	4,900	142,040
Japan Aviation Electronics Industry Ltd.	3,400	53,801
Japan Business Systems, Inc.	900	8,744
Japan Cash Machine Co. Ltd.	1,200	7,961
Japan Communications, Inc.(1)	8,500	7,852

Japan Electronic Materials Corp.	1,400	32,431
Japan Elevator Service Holdings Co. Ltd.	11,600	144,347
Japan Engine Corp.	400	36,962
Japan Eyewear Holdings Co. Ltd.	300	3,730
Japan Lifeline Co. Ltd.	3,400	33,524
Japan Material Co. Ltd.	5,100	55,389
Japan Petroleum Exploration Co. Ltd.	12,100	110,491
Japan Property Management Center Co. Ltd.	300	2,490
Japan Pulp & Paper Co. Ltd.	6,600	32,042
Japan Securities Finance Co. Ltd.	300	3,728
Japan System Techniques Co. Ltd.	1,200	17,716
Japan Transcity Corp.	2,600	18,670
Japan Wool Textile Co. Ltd.	2,700	31,304
JBCC Holdings, Inc.	3,700	37,479
JCU Corp.	1,500	43,433
JDC Corp.	2,400	8,501
Jeol Ltd.	3,100	95,829
JFE Systems, Inc.	200	2,669
JGC Holdings Corp.	10,700	130,571
JINS Holdings, Inc.	700	27,496
JINUSHI Co. Ltd.	100	1,928
JK Holdings Co. Ltd.	300	2,402
J-Lease Co. Ltd.	300	2,838
JM Holdings Co. Ltd.	1,800	18,682
JMDC, Inc.	100	2,757
J-Oil Mills, Inc.	700	9,131
Joshin Denki Co. Ltd.	1,500	26,106
Joyful Honda Co. Ltd.	1,100	15,251
JP-Holdings, Inc.	2,600	10,972
JRC Co. Ltd.	500	4,294
JSB Co. Ltd.	700	16,639
JSP Corp.	600	9,054
JTEKT Corp.	17,600	191,519
Juki Corp.(1)	100	277
Juroku Financial Group, Inc.	1,900	75,723
Justsystems Corp.	1,600	52,580
JVCKenwood Corp.(2)	11,300	84,926
Kadoya Sesame Mills, Inc.	100	2,494
Kaga Electronics Co. Ltd.	3,100	74,569
Kagome Co. Ltd.	5,500	96,019
Kakaku.com, Inc.	7,000	103,332
Kaken Pharmaceutical Co. Ltd.	200	4,956
Kamakura Shinsho Ltd.	600	2,242
Kameda Seika Co. Ltd.	400	10,488
Kamei Corp.	1,400	26,080
Kamigumi Co. Ltd.	6,000	191,688
Kanaden Corp.	300	4,013
Kanadevia Corp.	11,700	74,903
Kanagawa Chuo Kotsu Co. Ltd.	100	2,363
Kanamic Network Co. Ltd.	600	2,187
Kanamoto Co. Ltd.	2,400	57,972
Kandenko Co. Ltd.	3,900	123,617
Kaneka Corp.	3,100	87,183
Kaneko Seeds Co. Ltd.	200	2,072
Kanematsu Corp.	4,800	106,149

Kanemi Co. Ltd.	100	2,171
Kanro, Inc.	1,900	18,550
Kansai Paint Co. Ltd.	8,900	136,947
Kanto Denka Kogyo Co. Ltd.	2,500	16,582
Kappa Create Co. Ltd.(2)	1,600	15,962
Kato Works Co. Ltd.	100	816
Kawada Technologies, Inc.	1,200	32,178
Kawai Musical Instruments Manufacturing Co. Ltd.	100	1,591
KeePer Technical Laboratory Co. Ltd.(2)	700	15,747
Keihan Holdings Co. Ltd.	6,300	136,542
Keihanshin Building Co. Ltd.	2,200	26,821
Keikyu Corp.	9,500	93,024
Keio Corp.	5,400	140,898
KEIWA, Inc.	300	2,396
Keiyo Bank Ltd.	8,200	80,755
Kenko Mayonnaise Co. Ltd.	200	2,517
Kewpie Corp.	91	2,566
KH Neochem Co. Ltd.	2,100	33,270
Kibun Foods, Inc.	300	2,104
Kidswell Bio Corp.(1)(2)	5,500	8,772
Kimura Kohki Co. Ltd.	100	8,122
Kinjiro Co. Ltd.	500	4,015
Kintetsu Department Store Co. Ltd.	100	1,240
Kissei Pharmaceutical Co. Ltd.	1,800	54,125
Kita-Nippon Bank Ltd.	200	5,613
Kitanotatsujin Corp.	4,000	3,435
Kitz Corp.	6,000	65,337
Kiyo Bank Ltd.	3,800	74,737
KNT-CT Holdings Co. Ltd.(1)	700	6,961
Koa Corp.	2,200	18,766
Koatsu Gas Kogyo Co. Ltd.	600	4,091
Kobe Electric Railway Co. Ltd.	100	1,585
Kohnan Shoji Co. Ltd.	1,300	33,097
Kohoku Kogyo Co. Ltd.	800	17,225
Kohsoku Corp.	300	5,716
Kojima Co. Ltd.	1,200	9,031
Komatsu Matere Co. Ltd.	500	2,669
Komatsu Wall Industry Co. Ltd.	1,000	16,979
KOMEDA Holdings Co. Ltd.	3,300	64,322
Komeri Co. Ltd.	1,800	40,288
Komori Corp.	3,200	32,584
Kondotec, Inc.	400	3,924
Konica Minolta, Inc.	37,300	156,859
Konishi Co. Ltd.	2,900	24,403
Konoike Transport Co. Ltd.	2,500	51,151
Kosaido Holdings Co. Ltd.	3,200	9,530
Kose Corp.	1,900	62,747
Koshidaka Holdings Co. Ltd.	4,100	32,166
Kotobuki Spirits Co. Ltd.	6,900	81,344
Kourakuen Corp.(1)	300	2,166
KPP Group Holdings Co. Ltd.	2,800	13,460
Krosaki Harima Corp.	1,500	39,933
KRS Corp.	900	15,639
K's Holdings Corp.	8,200	82,631
KU Holdings Co. Ltd.	300	2,312

kubell Co. Ltd.(1)	900	2,226
Kumagai Gumi Co. Ltd.	7,600	76,132
Kumiai Chemical Industry Co. Ltd.	4,700	21,049
Kura Sushi, Inc.(2)	700	15,063
Kurabo Industries Ltd.	800	38,629
Kureha Corp.	2,100	53,492
Kurimoto Ltd.(2)	2,500	28,901
Kuriyama Holdings Corp.	400	4,269
Kusuri No. Aoki Holdings Co. Ltd.	2,900	72,529
KYB Corp.	2,400	69,419
Kyodo Printing Co. Ltd.	1,500	14,241
Kyoei Steel Ltd.	1,400	21,400
Kyokuto Boeki Kaisha Ltd.	200	2,289
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,000	35,942
Kyokuto Securities Co. Ltd.	1,500	15,752
Kyokuyo Co. Ltd.	700	21,517
Kyorin Pharmaceutical Co. Ltd.	2,500	24,253
Kyoritsu Maintenance Co. Ltd.	1,000	18,257
Kyosan Electric Manufacturing Co. Ltd.	900	3,184
Kyowa Leather Cloth Co. Ltd.	300	1,697
Kyushu Financial Group, Inc.	23,000	141,949
Kyushu Leasing Service Co. Ltd.	200	1,761
LEC, Inc.	600	4,246
Leopalace21 Corp.	12,700	52,877
Life Corp.	3,300	53,518
Lifedrink Co., Inc.	3,200	42,578
LIKE, Inc.	100	961
Link & Motivation, Inc.	2,800	9,164
Lintec Corp.	2,600	68,932
LITALICO, Inc.	1,900	15,646
Lixil Corp.	19,900	235,658
Look Holdings, Inc.	100	1,770
M&A Capital Partners Co. Ltd.	900	19,384
M&A Research Institute Holdings, Inc.	600	4,619
Mabuchi Motor Co. Ltd.	6,200	110,246
Macbee Planet, Inc.	500	5,586
Macnica Holdings, Inc.	10,300	153,118
Maeda Kosen Co. Ltd.	2,600	34,003
Maezawa Industries, Inc.	1,100	13,660
Maezawa Kasei Industries Co. Ltd.	900	12,514
Maezawa Kyuso Industries Co. Ltd.	300	2,947
Makino Milling Machine Co. Ltd.	500	35,417
Mamezo Co. Ltd.	400	8,723
Mamiya-Op Co. Ltd.	200	2,129
Mammy Mart Holdings Corp.	500	4,810
Mandom Corp.	2,400	38,660
Mani, Inc.	1,500	14,073
MarkLines Co. Ltd.	200	2,199
Mars Group Holdings Corp.	600	12,123
Marubun Corp.	1,300	10,079
Maruchiyo Yamaokaya Corp.(2)	1,000	18,364
Marudai Food Co. Ltd.	1,200	16,804
Maruha Nichiro Corp.	2,700	65,784
Marui Group Co. Ltd.	4,400	89,387
Maruichi Steel Tube Ltd.	13,600	125,655

MARUKA FURUSATO Corp.	700	10,146
Marumae Co. Ltd.	500	5,987
Marusan Securities Co. Ltd.	2,300	14,408
Maruwa Co. Ltd.	700	213,237
Maruzen CHI Holdings Co. Ltd.	500	1,094
Maruzen Showa Unyu Co. Ltd.	800	37,342
Marvelous, Inc.	500	1,752
Matsuda Sangyo Co. Ltd.	1,000	31,197
Matsui Securities Co. Ltd.	6,500	33,965
Matsuoka Corp.	100	1,501
Matsuyafoods Holdings Co. Ltd.	700	28,731
Max Co. Ltd.	1,900	83,508
Maxell Ltd.	2,800	39,925
Maxvalu Tokai Co. Ltd.	200	4,598
MCJ Co. Ltd.	5,200	51,493
MEC Co. Ltd.(2)	600	19,665
Media Do Co. Ltd.	200	2,339
Medical Data Vision Co. Ltd.	100	312
Medikit Co. Ltd.	100	1,853
Megachips Corp.	800	40,335
Megmilk Snow Brand Co. Ltd.	2,800	54,845
Meidensha Corp.	2,700	100,419
Meiji Shipping Group Co. Ltd.	200	891
Meiko Construction Co. Ltd.	200	2,015
Meiko Electronics Co. Ltd.	1,900	137,043
Meisei Industrial Co. Ltd.	2,200	23,641
MEITEC Group Holdings, Inc.	5,100	113,146
Meito Co. Ltd.	500	7,561
Meiwa Corp.	700	3,801
Meiwa Estate Co. Ltd.	200	1,456
Menicon Co. Ltd.	2,800	27,295
Mercari, Inc.(1)	5,200	88,608
METAWATER Co. Ltd.	2,200	47,141
Micronics Japan Co. Ltd.	2,400	101,639
Midac Holdings Co. Ltd.	400	4,748
Mie Kotsu Group Holdings, Inc.	1,000	3,485
Milbon Co. Ltd.	1,600	26,057
MIMAKI ENGINEERING Co. Ltd.	1,300	12,971
Mirai Industry Co. Ltd.	100	2,206
Miraial Co. Ltd.	100	749
Mirait One Corp.	6,300	134,917
Mirarth Holdings, Inc.	4,100	10,164
Miroku Jyoho Service Co. Ltd.	400	4,829
Mitani Sangyo Co. Ltd.	600	2,098
Mito Securities Co. Ltd.	1,200	4,122
Mitsuba Corp.	2,400	14,458
Mitsubishi Kakoki Kaisha Ltd.(2)	1,500	32,318
Mitsubishi Logisnext Co. Ltd.	1,800	17,772
Mitsubishi Materials Corp.	9,300	186,635
Mitsubishi Paper Mills Ltd.(2)	1,700	7,080
Mitsubishi Pencil Co. Ltd.	100	1,378
Mitsubishi Research Institute, Inc.	500	15,950
Mitsubishi Steel Manufacturing Co. Ltd.	500	5,866
Mitsuboshi Belting Ltd.	1,100	27,641
Mitsui DM Sugar Co. Ltd.	900	19,129

Mitsui E&S Co. Ltd.	8,000	351,991
Mitsui High-Tec, Inc.	8,100	41,231
Mitsui Kinzoku Co. Ltd.	3,100	354,671
Mitsui Matsushima Holdings Co. Ltd.	500	4,352
Mitsui-Soko Holdings Co. Ltd.	4,400	115,070
Mitsuuroko Group Holdings Co. Ltd.	1,600	23,697
Miura Co. Ltd.	200	3,927
MIXI, Inc.	2,100	38,997
Miyaji Engineering Group, Inc.	1,000	12,811
Miyazaki Bank Ltd.	1,000	36,540
Miyoshi Oil & Fat Co. Ltd.	300	4,726
Mizuho Leasing Co. Ltd.	9,800	86,033
Mizuho Medy Co. Ltd.	1,100	11,712
Mizuno Corp.	3,400	66,264
Mochida Pharmaceutical Co. Ltd.	200	4,477
Modec, Inc.	3,300	332,071
Monogatari Corp.	2,500	71,017
Morinaga & Co. Ltd.	3,800	64,977
Morinaga Milk Industry Co. Ltd.	4,600	110,387
Moriroku Co. Ltd.	800	12,354
Morita Holdings Corp.	2,300	38,793
Morito Co. Ltd.	400	4,196
Moriya Transportation Engineering & Manufacturing Co. Ltd.	400	14,031
Morozoff Ltd.	800	7,976
Mory Industries, Inc.	500	3,241
MOS Food Services, Inc.	1,700	45,277
MrMax Holdings Ltd.	500	2,571
MTG Co. Ltd.	1,100	31,988
Mugen Estate Co. Ltd.	1,000	12,245
m-up Holdings, Inc.	2,400	26,696
Musashi Seimitsu Industry Co. Ltd.	4,000	73,817
Musashino Bank Ltd.	2,100	62,833
Muto Seiko Co.	100	1,254
Nabtesco Corp.	5,700	124,256
Nachi-Fujikoshi Corp.	1,000	25,488
Nafco Co. Ltd.	300	3,762
Nagano Keiki Co. Ltd.	800	12,451
Nagase & Co. Ltd.	5,600	131,676
Nagase Brothers, Inc.	200	3,034
Nagawa Co. Ltd.	100	4,056
Nagoya Railroad Co. Ltd.	12,100	127,465
Nakamuraya Co. Ltd.	100	1,966
Nakanishi, Inc.	4,400	56,487
Nakano Corp.	800	5,519
Nakayama Steel Works Ltd.	2,500	9,498
Namura Shipbuilding Co. Ltd.(2)	4,500	133,007
Nankai Electric Railway Co. Ltd.	8,200	154,484
Nanto Bank Ltd.	1,900	68,942
Nareru Group, Inc.	200	2,895
NCD Co. Ltd./Shinagawa	300	5,283
NEC Capital Solutions Ltd.	500	12,792
Needs Well, Inc.	1,300	4,448
NEOJAPAN, Inc.	100	1,143
Net Protections Holdings, Inc.(1)	4,800	18,581
Neturen Co. Ltd.	2,000	15,730

New Art Holdings Co. Ltd.	220	2,090
New Cosmos Electric Co. Ltd.	100	2,947
Nextage Co. Ltd.	3,500	60,276
NexTone, Inc.(1)	200	2,181
NHK Spring Co. Ltd.	12,300	201,103
Nicca Chemical Co. Ltd.	200	2,047
Nice Corp.	100	1,165
Nichias Corp.	4,000	159,350
Nichiban Co. Ltd.	200	2,569
Nichicon Corp.	2,600	27,451
Nichiden Corp.	300	4,925
Nichiha Corp.	1,400	27,344
Nichimo Co. Ltd.	100	1,556
Nichirei Corp.	9,000	112,198
Nichireki Group Co. Ltd.	500	7,944
Nichirin Co. Ltd.	200	4,810
Nifco, Inc.	5,400	166,192
Nihon Chouzai Co. Ltd.	400	10,009
Nihon Dempa Kogyo Co. Ltd.	1,500	9,282
Nihon Dengi Co. Ltd.	700	30,622
Nihon Denkei Co. Ltd.	100	1,321
Nihon Flush Co. Ltd.	400	2,167
Nihon M&A Center Holdings, Inc.	18,600	87,279
Nihon Nohyaku Co. Ltd.	2,000	11,387
Nihon Parkerizing Co. Ltd.	5,500	50,141
Nihon Suido Consultants Co. Ltd.	400	6,315
Nihon Tokushu Toryo Co. Ltd.	900	12,935
Nihon Trim Co. Ltd.	100	3,170
Nihon Yamamura Glass Co. Ltd.	100	1,814
Nikkiso Co. Ltd.	2,800	28,487
Nikko Co. Ltd.	600	2,966
Nippi, Inc.	200	16,828
Nippn Corp.	3,600	55,259
Nippon Air Conditioning Services Co. Ltd.	600	4,844
Nippon Aqua Co. Ltd.	100	561
Nippon Avionics Co. Ltd.	700	21,615
Nippon Beet Sugar Manufacturing Co. Ltd.	200	4,657
Nippon Carbon Co. Ltd.	500	14,427
Nippon Ceramic Co. Ltd.	1,100	27,342
Nippon Chemical Industrial Co. Ltd.	200	3,387
Nippon Chemi-Con Corp.(1)	1,500	14,140
Nippon Coke & Engineering Co. Ltd.(1)	9,900	7,293
Nippon Concrete Industries Co. Ltd.	400	861
Nippon Denko Co. Ltd.	6,200	13,265
Nippon Densetsu Kogyo Co. Ltd.	2,600	53,862
Nippon Dry-Chemical Co. Ltd.	300	17,561
Nippon Electric Glass Co. Ltd.	5,400	200,462
Nippon Fine Chemical Co. Ltd.	200	3,618
Nippon Gas Co. Ltd.	7,600	148,218
Nippon Kayaku Co. Ltd.	9,900	103,996
Nippon Kodoshi Corp.	200	3,505
Nippon Light Metal Holdings Co. Ltd.	4,400	69,187
Nippon Paper Industries Co. Ltd.	7,700	54,753
Nippon Parking Development Co. Ltd.	16,700	30,391
Nippon Rietec Co. Ltd.	900	12,310

Nippon Seiki Co. Ltd.	3,900	52,271
Nippon Seisen Co. Ltd.	300	2,153
Nippon Sharyo Ltd.	100	2,294
Nippon Sheet Glass Co. Ltd.(1)	6,200	20,564
Nippon Shinyaku Co. Ltd.	2,900	67,422
Nippon Shokubai Co. Ltd.	6,600	79,010
Nippon Signal Co. Ltd.	3,100	24,863
Nippon Ski Resort Development Co. Ltd.	1,100	3,703
Nippon Soda Co. Ltd.(2)	2,700	61,572
Nippon Thompson Co. Ltd.	5,700	26,988
Nippon Yakin Kogyo Co. Ltd.	700	19,645
Nipro Corp.	10,500	101,215
Nishikawa Rubber Co. Ltd.	1,700	33,484
Nishimatsu Construction Co. Ltd.	1,700	61,764
Nishimatsuya Chain Co. Ltd.	2,100	30,168
Nishi-Nippon Financial Holdings, Inc.	8,300	157,707
Nishi-Nippon Railroad Co. Ltd.	3,400	59,393
Nishio Holdings Co. Ltd.	1,100	31,677
Nissan Shatai Co. Ltd.	4,000	27,320
Nissan Tokyo Sales Holdings Co. Ltd.	1,100	3,552
Nissei ASB Machine Co. Ltd.	600	24,794
Nissei Plastic Industrial Co. Ltd.	200	1,071
Nissha Co. Ltd.	2,300	17,653
Nisshin Group Holdings Co. Ltd.	600	2,871
Nisshin Oillio Group Ltd.	1,500	50,891
Nisshin Seifun Group, Inc.	12,000	143,939
Nisshinbo Holdings, Inc.	12,100	98,166
Nisso Holdings Co. Ltd.	100	443
Nissui Corp.	20,700	163,733
Nitta Corp.	1,400	37,290
NITTAN Corp.	1,300	5,913
Nittetsu Mining Co. Ltd.	3,500	40,932
Nitto Boseki Co. Ltd.	2,100	184,228
Nitto Fuji Flour Milling Co. Ltd.	100	4,477
Nitto Kogyo Corp.	1,400	35,332
Nitto Kohki Co. Ltd.	200	2,071
Nitto Seiko Co. Ltd.	600	2,686
Nittoc Construction Co. Ltd.	1,100	8,793
Nittoku Co. Ltd.	600	8,883
Noevir Holdings Co. Ltd.	1,000	29,689
Nohmi Bosai Ltd.	1,500	35,022
Nojima Corp.	16,200	121,362
NOK Corp.	6,000	106,929
Nomura Co. Ltd.	5,500	42,545
Nomura Micro Science Co. Ltd.	2,400	48,026
Noritake Co. Ltd.	1,400	49,030
Noritsu Koki Co. Ltd.	3,400	39,165
Noritz Corp.(2)	2,100	25,887
North Pacific Bank Ltd.	21,000	111,240
NPR-RIKEN Corp.	2,000	43,120
NS United Kaiun Kaisha Ltd.	800	30,647
NSD Co. Ltd.	3,700	85,919
NSK Ltd.	26,200	154,230
NSW, Inc.	200	3,298
NTN Corp.	36,500	87,102

Oat Agrio Co. Ltd.	100	1,442
Obara Group, Inc.	600	15,351
Ochi Holdings Co. Ltd.	200	1,814
Oenon Holdings, Inc.	800	2,797
Ogaki Kyoritsu Bank Ltd.	3,200	86,437
Ohashi Technica, Inc.	200	2,941
Ohba Co. Ltd.	200	1,392
Ohsho Food Service Corp.	2,500	51,879
OIE Sangyo Co. Ltd.	100	1,410
Oiles Corp.	1,500	21,061
Oisix ra daichi, Inc.(2)	2,000	19,417
Oita Bank Ltd.	1,100	41,120
Okabe Co. Ltd.	700	4,154
Okamoto Industries, Inc.	200	7,022
Okamoto Machine Tool Works Ltd.	400	10,906
Okamura Corp.	1,200	17,421
Okasan Securities Group, Inc.	8,500	39,371
Oki Electric Industry Co. Ltd.	7,300	90,855
Okinawa Cellular Telephone Co.	2,800	50,286
Okinawa Electric Power Co., Inc.	2,800	19,560
Okinawa Financial Group, Inc.	1,500	44,654
OKUMA Corp.	1,400	33,783
Okumura Corp.	2,300	91,023
Okura Industrial Co. Ltd.	500	15,899
Okuwa Co. Ltd.	600	3,258
One Career, Inc.	400	7,162
Onoken Co. Ltd.	400	3,598
Onward Holdings Co. Ltd.	7,800	34,681
Ootoya Holdings Co. Ltd.	100	3,695
Optex Group Co. Ltd.	2,200	34,630
Optim Corp.(1)	900	3,016
Optorun Co. Ltd.	1,400	16,695
Organo Corp.	1,200	102,720
Orient Corp.	5,800	38,410
Oriental Consultants Holdings Co. Ltd.	200	3,933
Oriental Shiraishi Corp.	6,900	18,514
Osaka Organic Chemical Industry Ltd.	600	15,207
Osaka Steel Co. Ltd.(2)	600	10,961
OSAKA Titanium Technologies Co. Ltd.(2)	1,100	15,894
Osaki Electric Co. Ltd.	2,400	18,727
OSG Corp.	4,900	72,118
Oval Corp.	1,100	4,224
Oxide Corp.(1)	500	5,073
Oyo Corp.	1,200	21,606
Pacific Industrial Co. Ltd.	3,400	69,420
Pacific Metals Co. Ltd.	1,000	16,204
Pack Corp.(2)	2,500	20,881
PAL GROUP Holdings Co. Ltd.	7,500	104,614
PALTAC Corp.	1,800	54,205
Paris Miki Holdings, Inc.	1,600	5,961
Park24 Co. Ltd.	8,700	102,971
Pasona Group, Inc.(2)	1,300	15,921
PCA Corp.	300	3,512
Penta-Ocean Construction Co. Ltd.	23,900	264,040
People Dreams & Technologies Group Co. Ltd.	100	1,068

PeptiDream, Inc.(1)	500	5,702
Pharma Foods International Co. Ltd.	1,200	6,033
PHC Holdings Corp.	1,700	11,180
PIA Corp.(1)	300	5,383
Pigeon Corp.(2)	8,700	90,168
PILLAR Corp.(2)	1,200	36,535
Pilot Corp.	1,900	59,650
Pixel Companyz, Inc.(1)	6,000	1,502
PKSHA Technology, Inc.(1)(2)	1,400	30,521
Plaid, Inc.(1)	1,100	5,730
Plus Alpha Consulting Co. Ltd.	2,100	31,792
Pluszero, Inc.(1)	200	4,929
Polaris Holdings Co. Ltd.	300	354
Port, Inc.	500	6,903
PR Times Corp.	700	12,820
Premium Group Co. Ltd.	2,100	24,908
Premium Water Holdings, Inc.	100	2,154
Press Kogyo Co. Ltd.	5,100	25,873
Prestige International, Inc.	5,400	23,624
Prima Meat Packers Ltd.	1,500	25,268
Procrea Holdings, Inc.	2,000	22,472
Pronexus, Inc.	300	2,281
Pro-Ship, Inc.	1,400	14,881
PS Construction Co. Ltd.	1,200	18,472
QB Net Holdings Co. Ltd.	100	862
Qol Holdings Co. Ltd.	1,700	25,560
Quick Co. Ltd.	900	4,888
Raccoon Holdings, Inc.	1,000	4,056
Raito Kogyo Co. Ltd.	2,700	58,454
Raiznext Corp.	1,600	24,314
Raksul, Inc.(2)	3,800	31,329
Rakumachi, Inc.	600	4,403
Rakus Co. Ltd.	11,400	90,278
Rasa Industries Ltd.	500	18,552
Relo Group, Inc.	6,600	72,489
Renaissance, Inc.	300	2,036
RenetJapanGroup, Inc.(1)	600	3,837
Rengo Co. Ltd.	13,700	97,981
RENOVA, Inc.(1)(2)	4,000	20,261
Resorttrust, Inc.	12,300	153,178
Restar Corp.(2)	1,400	24,764
Retail Partners Co. Ltd.	1,700	14,515
Rheon Automatic Machinery Co. Ltd.	100	949
Rhythm Co. Ltd.	100	2,286
Ricoh Leasing Co. Ltd.(2)	900	33,536
Rigaku Holdings Corp.	7,300	44,716
Riken Keiki Co. Ltd.	2,500	51,873
Riken Technos Corp.	600	5,686
Riken Vitamin Co. Ltd.	1,300	24,606
Ringer Hut Co. Ltd.	1,200	17,938
Rinnai Corp.	7,700	196,210
Rion Co. Ltd.	100	1,668
Rise Consulting Group, Inc.	1,100	6,323
Riso Kagaku Corp.	1,200	9,637
Riso Kyoiku Group Corp.(2)	1,500	1,970

Rokko Butter Co. Ltd.	300	2,440
Rorze Corp.	9,600	129,422
Round One Corp.	15,500	100,717
Royal Holdings Co. Ltd.(2)	2,100	36,818
RS Technologies Co. Ltd.(2)	900	20,956
Ryobi Ltd.	1,300	22,751
RYODEN Corp.	700	14,687
Ryoyo Ryosan Holdings, Inc.(2)	1,800	34,541
Ryoyu Systems Co. Ltd.	200	4,378
S Foods, Inc.	1,300	22,056
S&B Foods, Inc.	1,000	22,899
Sac's Bar Holdings, Inc.	400	1,950
Sagami Holdings Corp.	1,600	18,985
Saibu Gas Holdings Co. Ltd.	1,600	19,945
Saizeriya Co. Ltd.	2,400	89,773
Sakai Chemical Industry Co. Ltd.	900	17,884
Sakai Moving Service Co. Ltd.	1,600	29,252
Sakata INX Corp.(2)	2,600	38,950
Sakata Seed Corp.	1,900	50,540
Sakura Internet, Inc.(2)	1,300	26,091
Sala Corp.	200	1,463
Samco, Inc.	300	7,426
San Holdings, Inc.	400	3,518
San ju San Financial Group, Inc.	1,900	49,816
San-A Co. Ltd.	2,400	44,159
San-Ai Obbli Co. Ltd.	2,900	38,960
Sangetsu Corp.	3,400	68,371
San-In Godo Bank Ltd.	9,900	92,204
SANIX HOLDINGS, Inc.(1)	100	135
Sanken Electric Co. Ltd.(1)	1,500	52,205
Sanki Engineering Co. Ltd.	2,400	85,525
Sanko Gosei Ltd.	500	2,674
Sanko Metal Industrial Co. Ltd.	1,000	9,123
Sankyo Frontier Co. Ltd.	200	2,576
Sankyo Seiko Co. Ltd.	600	2,703
Sankyo Tateyama, Inc.	200	786
Sankyu, Inc.	3,300	178,402
Sanoh Industrial Co. Ltd.	2,000	10,767
Sansan, Inc.(1)	4,700	50,795
Sansei Technologies, Inc.	300	4,741
Sanshin Electronics Co. Ltd.	700	13,899
Santec Holdings Corp.	500	28,648
Santen Pharmaceutical Co. Ltd.	21,400	219,069
Sanyo Chemical Industries Ltd.	700	21,097
Sanyo Denki Co. Ltd.	1,800	46,729
Sanyo Electric Railway Co. Ltd.	300	4,007
Sanyo Shokai Ltd.	600	13,018
Sanyo Trading Co. Ltd.	600	5,930
Sato Corp.(2)	1,400	20,661
Sato Shoji Corp.	300	4,306
Satori Electric Co. Ltd.	1,000	11,677
SAXA, Inc.	300	9,763
SBI Insurance Group Co. Ltd.	200	2,565
SBI Leasing Services Co. Ltd.	200	6,923
SBS Holdings, Inc.(2)	1,000	24,147

Scroll Corp.	2,000	16,027
SEC Carbon Ltd.	200	2,928
Segue Group Co. Ltd.	500	2,567
Seibu Electric & Machinery Co. Ltd.	200	3,090
Seika Corp.	1,500	23,463
Seikagaku Corp.	800	3,560
Seikitokyu Kogyo Co. Ltd.	1,400	14,445
Seiko Group Corp.	2,400	112,735
Seikoh Giken Co. Ltd.	300	27,407
Seino Holdings Co. Ltd.	6,400	92,360
Seiren Co. Ltd.	3,600	74,508
Sekisui Jushi Corp.	1,700	23,506
Sekisui Kasei Co. Ltd.(1)	600	1,457
Senko Group Holdings Co. Ltd.	10,800	134,805
Senshu Electric Co. Ltd.	600	18,360
Senshu Ikeda Holdings, Inc.	20,700	103,747
Senshukai Co. Ltd.(1)	200	298
Septeni Holdings Co. Ltd.(2)	200	540
SERAKU Co. Ltd.	400	3,837
Seria Co. Ltd.	1,800	37,730
Seven Bank Ltd.	40,900	75,898
SFP Holdings Co. Ltd.	200	2,605
Sharingtechnology, Inc.	1,400	9,429
Shibaura Machine Co. Ltd.	1,600	44,443
Shibaura Mechatronics Corp.	1,000	112,601
Shibusawa Logistics Corp.	800	6,067
Shibuya Corp.	700	15,328
SHIFT, Inc.(1)	13,800	85,732
Shiga Bank Ltd.	2,500	108,975
Shikoku Bank Ltd.	2,400	25,602
Shikoku Electric Power Co., Inc.	11,400	114,128
Shikoku Kasei Holdings Corp.	1,900	34,660
Shima Seiki Manufacturing Ltd.	1,900	12,100
Shimadaya Corp.	100	1,138
Shimizu Bank Ltd.	200	2,807
Shimojima Co. Ltd.	200	1,698
Shin Nippon Air Technologies Co. Ltd.	1,800	36,675
Shin Nippon Biomedical Laboratories Ltd.	1,300	15,171
Shinagawa Refra Co. Ltd.	1,700	21,667
Shindengen Electric Manufacturing Co. Ltd.	400	8,331
Shin-Etsu Polymer Co. Ltd.	2,000	24,846
Shinko Shoji Co. Ltd.	1,900	12,455
Shinmaywa Industries Ltd.	4,200	50,279
Shinnihon Corp.	1,400	17,637
Shinnihonseiyaku Co. Ltd.	900	12,069
Shinsho Corp.	800	12,471
Shinwa Co. Ltd.	900	18,471
Ship Healthcare Holdings, Inc.	5,400	89,605
Shizuoka Gas Co. Ltd.	300	2,322
SHO-BOND Holdings Co. Ltd.	1,700	55,045
Shoei Co. Ltd.	3,100	36,946
Showa Sangyo Co. Ltd.	1,200	23,858
SIGMAXYZ Holdings, Inc.	5,900	30,743
Siix Corp.	2,700	22,503
Simplex Holdings, Inc.	14,400	101,481

Sinanen Holdings Co. Ltd.	200	8,724
Sinfonia Technology Co. Ltd.	2,000	111,367
Sinko Industries Ltd.	1,500	13,233
Sintokogio Ltd.	2,700	18,158
SK-Electronics Co. Ltd.	500	9,951
SKY Perfect JSAT Holdings, Inc.	12,900	159,915
Smaregi, Inc.	600	11,016
SMK Corp.	100	1,672
SMS Co. Ltd.	800	7,040
Socionext, Inc.	15,600	223,026
Soda Nikka Co. Ltd.	400	2,636
Sodick Co. Ltd.	4,300	26,801
Softcreate Holdings Corp.	300	4,175
Software Service, Inc.	100	9,263
Solasto Corp.	3,700	13,315
Solvvy, Inc.	500	4,938
Sotetsu Holdings, Inc.	4,400	78,242
Sourcenext Corp.(1)(2)	400	433
Sparx Group Co. Ltd.	400	3,879
SPK Corp.	200	3,031
S-Pool, Inc.	2,500	4,452
SRA Holdings	700	23,309
SRE Holdings Corp.	600	13,489
SRS Holdings Co. Ltd.	1,800	14,040
St. Marc Holdings Co. Ltd.	1,100	18,864
Stanley Electric Co. Ltd.	7,600	148,792
Star Micronics Co. Ltd.	1,700	24,409
Startia Holdings, Inc.	300	5,019
Starts Corp., Inc.	2,400	75,442
Starzen Co. Ltd.	3,300	26,458
Stella Chemifa Corp.	500	13,249
STI Foods Holdings, Inc.	300	2,502
Strike Co. Ltd.	600	15,594
Subaru Enterprise Co. Ltd.	100	2,168
Sugimoto & Co. Ltd.	400	3,848
SUMCO Corp.	23,700	187,537
Sumida Corp.	1,700	13,139
Sumitomo Bakelite Co. Ltd.	6,200	202,339
Sumitomo Densetsu Co. Ltd.	1,200	74,862
Sumitomo Heavy Industries Ltd.	8,100	220,829
Sumitomo Osaka Cement Co. Ltd.	2,000	49,299
Sumitomo Riko Co. Ltd.	3,200	53,256
Sumitomo Rubber Industries Ltd.	10,800	150,660
Sumitomo Seika Chemicals Co. Ltd.	500	17,041
Sumitomo Warehouse Co. Ltd.	3,300	73,003
Sun Frontier Fudousan Co. Ltd.	1,900	29,684
Sun*, Inc.(1)	100	315
Suncall Corp.	2,100	15,563
Sundrug Co. Ltd.	4,300	119,185
Sun-Wa Technos Corp.	500	9,380
SUNWELS Co. Ltd.(1)	1,400	4,137
Suruga Bank Ltd.	10,600	114,197
Suzuken Co. Ltd.	700	27,224
Suzuki Co. Ltd.	800	11,908
SWCC Corp.	2,300	157,445

Synchro Food Co. Ltd.	1,300	4,846
System Research Co. Ltd.	900	11,249
System Support Holdings, Inc.	600	11,085
Systems Engineering Consultants Co. Ltd.	400	7,077
Systena Corp.	20,400	68,457
Syuppin Co. Ltd.	1,600	12,621
T Hasegawa Co. Ltd.	1,900	34,500
T RAD Co. Ltd.	300	17,266
Tachibana Eletech Co. Ltd.	300	5,720
Tachikawa Corp.	200	2,549
Tachi-S Co. Ltd.	2,100	27,361
Tadano Ltd.	6,600	44,947
Taiheiyo Cement Corp.	6,400	155,304
Taiho Kogyo Co. Ltd.	300	1,311
Taikisha Ltd.	3,100	64,017
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,728
Taiyo Holdings Co. Ltd.	7,400	220,956
Taiyo Kagaku Co. Ltd.	200	2,947
Taiyo Yuden Co. Ltd.	10,500	219,549
Takachiho Koheki Co. Ltd.	900	12,000
Takamatsu Construction Group Co. Ltd.	900	24,257
Takamiya Co. Ltd.	500	1,464
Takaoka Toko Co. Ltd.	700	16,364
Takara & Co. Ltd.	700	19,906
Takara Bio, Inc.	2,200	12,275
Takara Holdings, Inc.	12,800	123,054
Takara Standard Co. Ltd.	3,100	54,990
Takasago International Corp.	4,000	39,917
Takashimaya Co. Ltd.	24,800	267,064
TAKEBISHI Corp.	200	2,696
Takeuchi Manufacturing Co. Ltd.	2,500	114,050
Taki Chemical Co. Ltd.	100	2,364
Tama Home Co. Ltd.(2)	500	11,746
Tamron Co. Ltd.(2)	9,700	65,327
Tamura Corp.	3,800	14,772
Tanabe Engineering Corp.	200	3,158
Tanseisha Co. Ltd.	3,000	26,773
Tauns Laboratories, Inc.	1,300	4,420
Tayca Corp.	300	2,441
Tazmo Co. Ltd.(2)	600	8,325
TDC Soft, Inc.	1,800	15,935
TechMatrix Corp.	2,700	37,635
Techno Ryowa Ltd.	900	33,988
Teijin Ltd.	11,800	99,369
Teikoku Electric Manufacturing Co. Ltd.	700	13,896
Teikoku Tsushin Kogyo Co. Ltd.	200	3,319
Tekken Corp.	600	16,239
Tenpos Holdings Co. Ltd.	100	2,255
Tenryu Saw Manufacturing Co. Ltd.	100	1,357
Tential, Inc.(1)	200	5,405
Tera Probe, Inc.	200	7,630
Terasaki Electric Co. Ltd.(2)	600	18,988
TerraSky Co. Ltd.(1)	300	3,978
Tess Holdings Co. Ltd.	2,400	5,388
Tigers Polymer Corp.	200	1,157

Timee, Inc.(1)(2)	3,200	29,845
TKC Corp.	2,000	53,201
TKP Corp.(1)	1,100	12,985
Toa Corp.	500	5,442
Toa Corp.	4,700	88,167
Toagosei Co. Ltd.	6,100	63,754
TOBISHIMA HOLDINGS, Inc.	1,100	16,460
Tobu Railway Co. Ltd.	9,900	166,508
TOC Co. Ltd.	1,300	7,660
Tocalo Co. Ltd.	4,500	63,939
Tochigi Bank Ltd.	7,300	32,384
Toda Corp.	15,300	118,963
Toenec Corp.	3,300	41,989
Toho Bank Ltd.	14,900	48,601
Toho Co. Ltd.	200	4,511
Toho System Science Co. Ltd.	200	1,447
Toho Titanium Co. Ltd.	1,800	14,595
Tohoku Electric Power Co., Inc.	36,600	269,978
Tohokushinsha Film Corp.	600	2,511
Tokai Carbon Co. Ltd.	13,700	90,282
Tokai Corp.	400	6,324
TOKAI Holdings Corp.	6,500	44,991
Tokai Rika Co. Ltd.	3,700	70,427
Tokai Tokyo Financial Holdings, Inc.	16,100	66,741
Token Corp.	400	37,639
Tokushu Tokai Paper Co. Ltd.	600	5,894
Tokuyama Corp.	5,200	136,958
Tokyo Base Co. Ltd.	1,700	4,350
Tokyo Electron Device Ltd.	1,300	26,383
Tokyo Energy & Systems, Inc.	1,600	19,354
Tokyo Individualized Educational Institute, Inc.	400	1,133
Tokyo Kiraboshi Financial Group, Inc.	2,000	108,730
Tokyo Rope Manufacturing Co. Ltd.	300	2,931
Tokyo Sangyo Co. Ltd.	400	2,873
Tokyo Seimitsu Co. Ltd.	2,500	166,475
Tokyo Steel Manufacturing Co. Ltd.	3,400	31,414
Tokyo Tekko Co. Ltd.	500	18,735
Tokyotokeiba Co. Ltd.	1,300	45,867
Tokyu Construction Co. Ltd.	6,800	55,486
Toli Corp.	2,500	11,428
Tomen Devices Corp.	100	7,513
Tomoe Corp.	1,500	20,306
Tomoe Engineering Co. Ltd.	1,200	13,054
Tomoku Co. Ltd.	800	17,702
TOMONY Holdings, Inc.	12,500	59,930
Tomy Co. Ltd.	5,400	100,156
Topre Corp.	2,500	36,743
Topy Industries Ltd.	500	9,672
Toridoll Holdings Corp.(2)	3,500	100,647
Torigoe Co. Ltd.	300	2,196
Toshiba TEC Corp.	2,400	43,765
Tosho Co. Ltd.	100	513
Totech Corp.	2,000	46,674
Totetsu Kogyo Co. Ltd.	1,800	51,762
Tow Co. Ltd.	100	245

Towa Bank Ltd.	2,400	15,566
Towa Corp.	1,900	26,142
Towa Pharmaceutical Co. Ltd.(2)	1,900	39,708
Toyo Engineering Corp.(2)	2,300	39,006
Toyo Gosei Co. Ltd.	200	8,481
Toyo Kanetsu KK	400	12,269
Toyo Securities Co. Ltd.(2)	3,500	13,390
Toyo Seikan Group Holdings Ltd.	7,700	183,707
Toyo Tanso Co. Ltd.(2)	1,000	31,698
Toyo Tire Corp.	5,300	145,816
Toyobo Co. Ltd.	5,700	44,094
Toyoda Gosei Co. Ltd.(2)	4,900	112,093
Toyokumo, Inc.	300	5,367
Toyota Boshoku Corp.	5,800	90,002
TPR Co. Ltd.	2,400	19,775
Traders Holdings Co. Ltd.	800	4,784
Transaction Co. Ltd.	2,000	13,920
Transcosmos, Inc.	1,600	38,248
TRE Holdings Corp.	2,200	23,261
Treasure Factory Co. Ltd.	900	9,472
Tri Chemical Laboratories, Inc.(2)	1,600	28,666
Trinity Industrial Corp.	200	1,478
tripla Co. Ltd.(1)	200	2,107
Trusco Nakayama Corp.	2,900	44,340
TS Tech Co. Ltd.	5,700	65,835
TSI Holdings Co. Ltd.	3,300	20,921
Tsubaki Nakashima Co. Ltd.	1,400	3,309
Tsubakimoto Chain Co.	5,300	76,626
Tsubakimoto Kogyo Co. Ltd.	200	3,464
Tsuburaya Fields Holdings, Inc.	2,500	31,991
Tsugami Corp.	2,600	46,927
Tsukada Global Holdings, Inc.	500	1,794
Tsukishima Holdings Co. Ltd.	2,300	39,199
Tsukuba Bank Ltd.(2)	5,200	12,903
Tsumura & Co.	3,300	82,618
Tsurumi Manufacturing Co. Ltd.	200	2,935
Tsutsumi Jewelry Co. Ltd.	100	1,582
Tsuzuki Denki Co. Ltd.	500	10,388
TV Asahi Holdings Corp.	1,900	40,832
Tv Tokyo Holdings Corp.	300	9,516
TWOSTONE&Sons	600	2,667
UACJ Corp.	8,400	111,047
UBE Corp.	6,800	109,287
Uchida Yoko Co. Ltd.	600	42,244
Ukai Co. Ltd.	100	2,200
ULS Group, Inc.	2,000	7,576
Ulvac, Inc.	3,200	137,598
U-Next Holdings Co. Ltd.	4,800	64,359
Union Tool Co.	800	49,183
Unipres Corp.	2,400	18,572
United Super Markets Holdings, Inc.	5,638	31,843
Universal Entertainment Corp.(1)	2,000	9,623
User Local, Inc.	400	4,965
Ushio, Inc.	5,500	86,484
UT Group Co. Ltd.	1,100	19,779

V Technology Co. Ltd.	200	3,781
Valor Holdings Co. Ltd.	2,500	51,634
Valqua Ltd.	1,100	28,361
Value HR Co. Ltd.	300	3,210
Vector, Inc.	1,700	12,533
Vega Corp. Co. Ltd.	300	3,075
Vertex Corp.	800	6,433
Vision, Inc.	2,200	18,343
Visional, Inc.(1)	1,800	120,861
Vital KSK Holdings, Inc.	2,400	20,355
VRAIN Solution, Inc.(1)	100	2,442
VT Holdings Co. Ltd.	4,700	15,472
Wacom Co. Ltd.	8,700	46,825
Wakita & Co. Ltd.	2,000	24,452
Warabeya Nichiyo Holdings Co. Ltd.	1,100	23,676
Waseda Academy Co. Ltd.	600	9,376
WATAMI Co. Ltd.	1,600	9,933
WDI Corp.	100	1,940
Weathernews, Inc.	1,100	28,627
West Holdings Corp.(2)	1,700	16,664
Will Group, Inc.	200	1,495
WingArc1st, Inc.	1,200	27,127
WIN-Partners Co. Ltd.	1,000	8,331
Workman Co. Ltd.	1,400	64,356
World Co. Ltd.	1,600	31,058
World Holdings Co. Ltd.	400	6,788
Wowow, Inc.	200	1,884
W-Scope Corp.(1)	700	970
Xebio Holdings Co. Ltd.	1,400	9,470
YAC Holdings Co. Ltd.	200	1,392
Yagi & Co. Ltd.	100	2,025
Yahagi Construction Co. Ltd.	3,000	44,767
YAKUODO Holdings Co. Ltd.	200	2,812
YAMABIKO Corp.	1,600	27,776
Yamada Holdings Co. Ltd.	35,300	108,150
Yamae Group Holdings Co. Ltd.	1,100	17,478
Yamagata Bank Ltd.	1,600	19,135
Yamaguchi Financial Group, Inc.	11,500	150,176
Yamaha Corp.	25,500	176,614
Yamaichi Electronics Co. Ltd.	1,600	59,606
Yamami Co.	200	5,655
Yamanashi Chuo Bank Ltd.	2,300	55,595
Yamashin-Filter Corp.	1,700	7,037
Yamatane Corp.(2)	1,000	16,541
Yamaura Corp.	200	1,915
Yamaya Corp.	100	1,479
Yamazen Corp.	2,600	25,185
Yashima Denki Co. Ltd.	1,300	21,898
Yellow Hat Ltd.	5,100	54,475
Yodoko Ltd.	7,500	63,365
Yokogawa Bridge Holdings Corp.	2,400	45,663
Yokorei Co. Ltd.	4,900	42,930
Yokowo Co. Ltd.	1,000	13,828
Yondenko Corp.	1,700	16,435
Yonex Co. Ltd.	4,800	107,827

Yonkyu Co. Ltd.	100	1,670
Yorozu Corp.	400	2,485
Yoshimura Food Holdings KK(1)	600	2,887
Yoshinoya Holdings Co. Ltd.(2)	4,500	91,250
Yossix Holdings Co. Ltd.	100	1,884
Yotai Refractories Co. Ltd.	600	6,805
Yuasa Trading Co. Ltd.	1,100	38,177
Yukiguni Factory Co. Ltd.	1,100	7,404
Yurtec Corp.	3,200	56,242
Yushin Co.	400	1,747
Yushiro, Inc.	100	1,490
Yutaka Giken Co. Ltd.	100	1,960
Zacros Corp.	3,200	24,164
Zenhoren Co. Ltd.	600	3,671
Zenitaka Corp.	100	5,356
Zenkoku Hosho Co. Ltd.	7,400	150,190
Zenrin Co. Ltd.	2,100	13,962
Zeon Corp.	10,500	120,038
ZERIA Pharmaceutical Co. Ltd.	1,300	17,100
ZIGExN Co. Ltd.	3,300	10,489
		50,277,734
Netherlands — 1.1%
Aalberts NV	3,661	118,053
Acomo NV(2)	861	23,900
Alfen NV(1)(2)	545	6,663
Allfunds Group PLC	10,358	96,922
AMG Critical Materials NV	1,552	47,800
Arcadis NV	2,564	113,494
Avantium NV(1)	4	34
Basic-Fit NV(1)(2)	1,920	63,256
Brunel International NV(2)	669	6,223
Constellium SE(1)	5,494	92,354
Corbion NV	1,648	36,895
Ferrari Group PLC	932	10,079
Fugro NV	3,637	36,746
IMCD NV	396	35,543
InPost SA(1)(2)	7,698	90,390
Koninklijke BAM Groep NV	13,094	130,226
Koninklijke Heijmans NV, CVA	1,224	85,544
Koninklijke Vopak NV	2,429	110,014
Nedap NV	259	28,190
OCI NV(1)	4,189	16,513
Pharming Group NV(1)	21,856	36,619
PostNL NV(2)	10,272	12,124
ProQR Therapeutics NV(1)	3,584	8,386
SBM Offshore NV	6,373	181,784
SIF Holding NV(1)(2)	323	2,468
Signify NV	5,643	133,648
Sligro Food Group NV	628	7,201
TKH Group NV, CVA	993	44,282
Van Lanschot Kempen NV	1,073	64,851
		1,640,202
New Zealand — 0.4%
Air New Zealand Ltd.	248,841	84,984
Channel Infrastructure NZ Ltd.	9,062	13,939

Eroad Ltd.(1)	17,468	15,351
Fletcher Building Ltd.(1)	38,641	74,346
Freightways Group Ltd.(2)	23,811	190,652
KMD Brands Ltd.(1)(2)	86,636	13,410
Ryman Healthcare Ltd.(1)	24,671	41,281
SKYCITY Entertainment Group Ltd.(1)	123,194	59,408
Summerset Group Holdings Ltd.	19,066	137,366
Tourism Holdings Ltd.	1,294	1,893
		632,630
Norway — 1.8%
2020 Bulkers Ltd.	994	14,104
Aker ASA, A Shares	3	234
Aker Horizons ASA(1)	72	4
Aker Solutions ASA	23,499	71,207
Atea ASA(1)	5,284	77,652
Austevoll Seafood ASA	5,934	51,790
Avance Gas Holding Ltd.(1)	1,285	—
B2 Impact ASA	14,102	23,582
Bakkafrost P	423	19,427
Bluenord ASA(1)	1,698	73,194
Borregaard ASA	2,617	49,153
Bouvet ASA	5,396	32,404
BW LPG Ltd.	8,351	106,097
BW Offshore Ltd.	5,403	19,866
Cadeler AS(1)	9,575	42,040
Cool Co. Ltd.(1)	1,377	13,496
DNO ASA	31,126	44,738
DOF Group ASA	11,877	110,502
Elmera Group ASA	4,807	16,839
Endur ASA(1)	1,442	12,172
Europris ASA	11,105	99,618
FLEX LNG Ltd.(1)	1,493	37,882
Grieg Seafood ASA(1)	3,647	25,979
Himalaya Shipping Ltd.(1)	1,210	11,138
Hoegh Autoliners ASA	7,662	67,643
Kid ASA	2,211	29,686
Kitron ASA	14,909	88,858
Klaveness Combination Carriers ASA	403	3,124
Leroy Seafood Group ASA	18,032	83,784
Morrow Bank ASA	4,404	5,764
MPC Container Ships ASA	26,275	46,597
Multiconsult ASA	853	13,685
NEL ASA(1)	60,206	14,243
Noram Drilling AS(1)	629	1,926
Norbit ASA	2,808	49,013
Norconsult Norge AS	6,069	27,055
Nordic Mining ASA(1)	3,236	5,076
Nordic Semiconductor ASA(1)	9,570	127,128
Norske Skog ASA(1)	5,175	8,655
Norwegian Air Shuttle ASA	42,184	72,111
Odfjell Drilling Ltd.	10,233	84,799
Odfjell SE, Class A	1,230	15,623
OKEA ASA(1)	3,006	6,278
Panoro Energy ASA(1)	5,025	9,460
Protector Forsikring ASA	3,288	156,582

Public Property Invest AS	8,357	18,289
Rana Gruber ASA	1,520	9,999
Salmon Evolution ASA(1)	12,306	5,815
SATS ASA(1)	11,360	43,114
Scatec ASA(1)	9,663	95,114
Sea1 offshore, Inc.	3,288	6,947
Solstad Maritime Holding AS	4,029	7,249
Solstad Offshore ASA	1,337	5,529
SpareBank 1 Nord Norge	7,872	110,841
Sparebank 1 Oestlandet	2,875	52,210
SpareBank 1 SMN	8,425	159,479
Sparebanken Norge	3,018	53,505
Stolt-Nielsen Ltd.	1,601	53,857
TGS ASA	12,144	104,445
TOMRA Systems ASA	1,068	13,236
Veidekke ASA	6,477	108,247
Wilh Wilhelmsen Holding ASA, Class A	769	41,753
		2,759,837
Portugal — 0.3%
Altri SGPS SA(2)	3,969	21,011
Corticeira Amorim SGPS SA(2)	2,571	20,082
CTT-Correios de Portugal SA	8,492	69,527
Mota-Engil SGPS SA(2)	7,723	42,569
NOS SGPS SA	19,627	83,999
REN - Redes Energeticas Nacionais SGPS SA	52,049	200,257
Semapa-Sociedade de Investimento e Gestao	1,749	34,229
Sonae SGPS SA	27,324	47,068
Teixeira Duarte SA(1)	27,849	21,881
		540,623
Singapore — 1.9%
AEM Holdings Ltd.(1)	18,951	24,776
Aztech Global Ltd.	27,800	13,647
Banyan Tree Holdings Ltd.	47,700	23,206
Capitaland India Trust	156,800	144,015
Centurion Corp. Ltd.	37,000	38,858
China Aviation Oil Singapore Corp. Ltd.	33,600	39,185
China Sunsine Chemical Holdings Ltd.	29,400	17,820
CNMC Goldmine Holdings Ltd.	42,400	35,097
ComfortDelGro Corp. Ltd.	317,300	352,825
COSCO Shipping International Singapore Co. Ltd.(1)(2)	22,000	2,005
CSE Global Ltd.	89,011	65,651
First Resources Ltd.	80,000	127,865
Food Empire Holdings Ltd.	33,800	67,156
Frencken Group Ltd.	50,200	54,708
Geo Energy Resources Ltd.	106,600	36,640
Golden Agri-Resources Ltd.	1,029,600	219,100
Hafnia Ltd.	14,436	87,021
Hong Leong Asia Ltd.	34,300	56,070
Hutchison Port Holdings Trust, U Shares	625,000	131,339
iFAST Corp. Ltd.	13,400	91,600
ISDN Holdings Ltd.	17,600	5,364
Keppel Infrastructure Trust	652,100	236,869
LHN Ltd.	24,300	12,578
Marco Polo Marine Ltd.	358,800	32,390
Nanofilm Technologies International Ltd.(2)	45,400	22,970

Oiltek International Ltd.	15,900	8,722
Pan-United Corp. Ltd.	37,700	29,973
Propnex Ltd.	21,600	33,369
Raffles Medical Group Ltd.	128,700	98,322
Rex International Holding Ltd.(1)	103,700	12,222
RH PetroGas Ltd.(1)	27,900	3,481
Riverstone Holdings Ltd.(2)	94,400	60,111
Samudera Shipping Line Ltd.	25,600	18,289
Sheng Siong Group Ltd.	114,900	241,259
StarHub Ltd.	96,500	84,853
Super Hi International Holding Ltd.(1)(2)	26,000	48,275
Venture Corp. Ltd.	21,600	249,329
Wee Hur Holdings Ltd.	60,400	32,944
Yanlord Land Group Ltd.(1)	107,700	57,447
Yoma Strategic Holdings Ltd.(1)	266,300	15,638
		2,932,989
South Africa — 0.3%
Anglogold Ashanti PLC (New York)	4,751	407,066
Spain — 1.2%
Acerinox SA	11,959	169,109
Aedas Homes SA	120	3,295
Almirall SA	5,238	76,927
Amper SA(1)(2)	76,179	12,286
Atresmedia Corp. de Medios de Comunicacion SA(2)	5,326	33,394
CIE Automotive SA	1,421	48,941
Construcciones y Auxiliar de Ferrocarriles SA	753	47,500
Ebro Foods SA	2,356	49,561
eDreams ODIGEO SA(1)	476	2,033
Enagas SA	9,163	151,428
Ence Energia y Celulosa SA(1)(2)	5,730	15,832
Ercros SA(1)	3,143	12,036
Faes Farma SA	10,726	59,289
Fluidra SA	3,101	86,079
Gestamp Automocion SA(2)	6,435	22,229
Grenergy Renovables SA(1)	664	52,613
Indra Sistemas SA(2)	2,212	118,285
Laboratorios Farmaceuticos Rovi SA(2)	894	61,753
Logista Integral SA	2,482	84,815
Melia Hotels International SA	3,961	33,531
Neinor Homes SA(1)	1,035	22,099
Obrascon Huarte Lain SA(1)	39,644	17,754
Prosegur Cash SA	7,573	5,798
Prosegur Cia de Seguridad SA	5,594	18,599
Sacyr SA	22,794	101,857
Solaria Energia y Medio Ambiente SA(1)	5,256	101,764
Soltec Power Holdings SA(1)(2)	357	132
Tecnicas Reunidas SA(1)	3,282	108,643
Tubacex SA(2)	5,219	20,922
Tubos Reunidos SA(1)	1,828	801
Unicaja Banco SA	46,313	136,020
Vidrala SA	891	86,735
Viscofan SA	1,729	107,570
		1,869,630
Sweden — 4.5%
AcadeMedia AB	7,124	77,768

AddLife AB, B Shares	9,402	188,438
Addnode Group AB	11,302	118,247
AFRY AB	8,217	138,068
Alimak Group AB	3,458	53,520
Alleima AB	12,730	110,634
Ambea AB	5,676	84,881
Apotea AB(1)	4,902	46,527
AQ Group AB	5,152	103,799
Arjo AB, B Shares	15,680	53,427
Atrium Ljungberg AB, B Shares	17,943	63,682
Attendo AB	8,420	75,082
Beijer Alma AB	1,601	47,719
Bergman & Beving AB(2)	1,789	60,342
Better Collective AS(1)(2)	2,334	27,910
BICO Group AB(1)	2,992	6,721
Bilia AB, A Shares	5,010	66,639
Billerud Aktiebolag	13,550	134,102
BioArctic AB(1)	4,163	134,519
BioGaia AB, B Shares	7,224	77,266
Bonava AB, B Shares(1)	9,447	10,456
BoneSupport Holding AB(1)	4,726	101,132
Boozt AB(1)(2)	4,484	51,114
Bredband2 i Skandinavien AB	57,112	17,548
Bufab AB	8,856	91,762
Bulten AB(2)	1,155	6,093
Bure Equity AB	4,652	125,711
Byggmax Group AB	4,281	22,685
Catena AB	2,046	96,041
Cibus Nordic Real Estate AB publ	5,556	96,387
Cint Group AB(1)(2)	17,844	5,701
Clas Ohlson AB, B Shares	3,630	140,351
Cloetta AB, B Shares	16,012	66,732
Coor Service Management Holding AB	9,261	47,618
Corem Property Group AB, B Shares(2)	57,744	24,307
Dios Fastigheter AB	9,203	63,059
Dynavox Group AB(1)	9,967	104,247
Electrolux AB, B Shares(1)	12,363	78,724
Electrolux Professional AB, B Shares	17,478	123,889
Elekta AB, B Shares(2)	28,080	172,818
Embracer Group AB(1)	7,644	74,334
Enad Global 7 AB(1)(2)	3,408	4,795
Engcon AB(2)	2,109	17,235
Fastighetsbolaget Emilshus AB, Class B(1)	177	956
FastPartner AB, Class A	4,300	22,103
G5 Entertainment AB	324	3,081
GomSpace Group AB(1)(2)	3,050	5,026
Granges AB	8,101	118,536
Hanza AB	3,288	41,090
Haypp Group AB(1)	1,576	25,016
Heba Fastighets AB, Class B	4,703	15,611
Hemnet Group AB	5,239	97,500
Hexatronic Group AB(1)(2)	8,416	18,909
Hoist Finance AB	3,803	40,552
Hufvudstaden AB, A Shares	7,376	98,917
Humana AB	3,730	19,009

Humble Group AB(1)	26,259	22,273
Instalco AB(2)	14,174	35,197
Intea Fastigheter AB	6,411	45,744
Intellego Technologies AB(1)(2)	2,965	14,619
INVISIO AB	2,845	78,421
Inwido AB	3,205	49,319
JM AB(2)	5,009	74,294
KNOW IT AB	123	1,439
Lime Technologies AB	761	25,861
Lindab International AB	5,401	119,389
Logistea AB, Class B	22,636	36,844
Loomis AB	3,635	146,524
Medcap AB(1)	1,154	67,134
Medicover AB, B Shares	526	13,126
MEKO AB	2,674	20,334
Mildef Group AB(2)	2,135	29,484
MIPS AB	2,042	67,852
Modern Times Group MTG AB, B Shares(1)	255	3,265
Munters Group AB(2)	7,523	129,110
Mycronic AB(2)	968	22,395
NCAB Group AB(1)	13,635	75,920
NCC AB, B Shares	7,549	173,729
Nelly Group AB	1,027	10,166
Neobo Fastigheter AB(1)	8,908	17,449
Net Insight AB, B Shares(1)	11,595	4,902
New Wave Group AB, B Shares	7,498	91,084
Nobia AB(1)	33,183	14,189
Nolato AB, B Shares	14,027	90,967
Note AB	1,513	28,577
NP3 Fastigheter AB	2,456	67,587
Nyfosa AB	10,849	87,754
Orron Energy AB(1)(2)	7,835	4,767
Ovzon AB(1)	5,113	16,980
Pandox AB(2)	5,989	120,777
Paradox Interactive AB	2,429	46,805
Peab AB, Class B	13,534	114,374
Platzer Fastigheter Holding AB, B Shares	4,036	31,450
Plejd AB(1)	814	65,095
PowerCell Sweden AB(1)	1,154	4,897
Prevas AB, B Shares	134	1,211
Proact IT Group AB	1,295	14,960
RaySearch Laboratories AB(2)	2,618	64,570
Rusta AB	4,294	31,748
Rvrc Holding AB	6,750	44,688
Samhallsbyggnadsbolaget i Norden AB(1)(2)	33,559	15,100
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	6,477	5,501
Scandi Standard AB	2,373	24,148
Scandic Hotels Group AB	12,604	122,386
Sdiptech AB, Class B(1)	1,588	31,724
Sedana Medical AB(1)	4,084	4,376
Sinch AB(1)	44,020	134,546
SkiStar AB	2,920	53,116
Smart Eye AB(1)	2,204	16,954
Stillfront Group AB(1)	333	239
Storytel AB	3,048	25,509

Studsvik AB	299	9,982
Surgical Science Sweden AB(1)	1,035	3,727
Sveafastigheter AB(1)(2)	6,046	26,546
SwedenCare AB(2)	4,218	16,832
Synsam AB	11,234	78,344
Teqnion AB(1)	448	8,183
Troax Group AB	3,352	49,791
Truecaller AB, B Shares(2)	21,145	56,102
VBG Group AB, B Shares(2)	1,666	68,331
Viaplay Group AB, B Shares(1)(2)	191,816	19,556
Vicore Pharma Holding AB(1)	13,151	14,080
Vimian Group AB(1)	9,566	30,491
Vitec Software Group AB, B Shares	1,975	65,470
Vitrolife AB	464	7,188
Wihlborgs Fastigheter AB	8,631	84,112
Yubico AB(1)(2)	2,316	21,925
Zinzino AB, Class B(2)	1,941	34,242
		6,974,107
Switzerland — 3.8%
Accelleron Industries AG	5,014	396,169
Allreal Holding AG	835	210,002
ALSO Holding AG	102	27,147
ams-OSRAM AG(1)	7,145	75,629
Arbonia AG	2,620	16,877
Aryzta AG(1)	1,485	93,337
Ascom Holding AG	1,725	7,536
Autoneum Holding AG(2)	218	41,013
Basilea Pharmaceutica Ag Allschwil(1)	549	33,551
Bell Food Group AG	85	24,303
Bossard Holding AG, Class A	284	55,614
Bucher Industries AG	358	159,539
Burckhardt Compression Holding AG	183	123,416
Burkhalter Holding AG	382	66,269
Bystronic AG	52	16,320
Cembra Money Bank AG	1,787	211,280
Cicor Technologies Ltd.(1)	173	38,570
Clariant AG(1)	11,027	100,087
Comet Holding AG	364	87,450
COSMO Pharmaceuticals NV	364	28,236
Daetwyler Holding AG, Bearer Shares	439	85,626
DKSH Holding AG	1,833	128,226
dormakaba Holding AG	1,950	160,636
Dottikon Es Holding AG(1)(2)	106	46,837
EFG International AG(1)	4,052	93,019
Emmi AG	125	112,901
Forbo Holding AG	54	49,588
Galenica AG	1,926	218,644
Georg Fischer AG	4,038	267,193
Gurit Holding AG, Bearer Shares(1)	62	816
Hiag Immobilien Holding AG	331	47,573
Huber & Suhner AG	910	165,955
Implenia AG	858	72,325
Inficon Holding AG	835	104,598
Interroll Holding AG	44	122,751
Intershop Holding AG	327	65,144

Kardex Holding AG	351	121,750
Komax Holding AG(1)	234	17,785
Landis & Gyr Group AG(1)	510	33,113
LEM Holding SA(1)	24	9,585
Leonteq AG(2)	408	7,873
Medacta Group SA	367	70,860
Medmix AG	1,240	16,287
Mobilezone Holding AG	324	4,925
Mobimo Holding AG(1)	432	193,101
Montana Aerospace AG(1)	1,643	50,688
Novavest Real Estate AG(1)	319	15,893
OC Oerlikon Corp. AG Pfaffikon	9,736	38,249
PolyPeptide Group AG(1)(2)	962	30,367
R&S Group Holding AG(1)	1,809	39,717
Schweiter Technologies AG	40	13,140
Sensirion Holding AG(1)	509	37,065
SFS Group AG	1,021	130,603
Siegfried Holding AG(1)	2,045	183,543
SKAN Group AG	515	31,577
Softwareone Holding AG	6,538	72,457
Softwareone Holding AG	3,506	39,101
St. Galler Kantonalbank AG	105	70,863
Stadler Rail AG(2)	2,759	69,358
Sulzer AG	999	174,481
Tecan Group AG	640	110,615
Temenos AG	2,857	259,872
TX Group AG	179	39,100
Valiant Holding AG	846	147,467
Vetropack Holding AG	717	19,942
Vontobel Holding AG	1,549	117,206
Warteck Invest AG	3	7,316
Ypsomed Holding AG(2)	160	65,965
Zehnder Group AG	594	51,406
		5,845,447
United Kingdom — 11.6%
4imprint Group PLC	1,241	64,151
Aberdeen Group PLC	101,260	277,417
Advanced Medical Solutions Group PLC	4,991	14,450
AEP Plantations PLC	1,490	28,139
AFC Energy PLC(1)	5,320	668
AG Barr PLC	7,147	61,438
AJ Bell PLC	12,790	91,342
AO World PLC(1)	10,763	15,649
Ashmore Group PLC	23,738	51,203
Ashtead Technology Holdings PLC(2)	561	2,657
ASOS PLC(1)(2)	2,268	7,284
Aston Martin Lagonda Global Holdings PLC(1)(2)	10,275	8,688
Atalaya Mining Copper SA	7,018	66,101
Auction Technology Group PLC(1)	11	41
Aviva PLC	15,711	135,560
Avon Technologies PLC	1,705	40,964
B&M European Value Retail SA	53,819	120,432
Babcock International Group PLC	10,685	160,560
Balfour Beatty PLC	32,147	299,685
Barratt Redrow PLC	17,451	91,176

Beazley PLC	27,888	294,168
Bellway PLC	7,613	285,959
Berkeley Group Holdings PLC	2,925	145,512
Bloomsbury Publishing PLC	3,322	21,982
Bodycote PLC	11,177	93,834
boohoo Group PLC(1)(2)	27,848	8,484
BP Marsh & Partners PLC	412	3,612
Breedon Group PLC	851	3,705
Burberry Group PLC(1)	25,072	379,130
Burford Capital Ltd.	3,232	30,930
Burford Capital Ltd. (London)	9,301	88,779
Bytes Technology Group PLC(2)	13,560	62,230
Capricorn Energy PLC(1)	2,176	5,331
Card Factory PLC	12,853	16,740
Central Asia Metals PLC	11,561	25,035
Ceres Power Holdings PLC(1)	10,550	51,961
Cerillion PLC	808	14,447
Chemring Group PLC	12,144	77,477
Chesnara PLC	11,026	41,592
Churchill China PLC	184	865
Clarkson PLC	1,621	81,135
Close Brothers Group PLC(1)	10,560	62,892
CMC Markets PLC	6,069	23,255
Coats Group PLC	106,143	113,633
Cohort PLC	2,398	34,663
Computacenter PLC	4,183	164,591
Conduit Holdings Ltd.	7,917	35,934
Costain Group PLC	19,343	39,303
Craneware PLC	1,013	29,221
Cranswick PLC	2,858	195,314
Crest Nicholson Holdings PLC	14,863	28,314
Croda International PLC	5,039	181,514
CVS Group PLC	4,546	73,712
Diversified Energy Co.(1)	2,716	41,049
Dowlais Group PLC	57,360	64,728
Dr. Martens PLC	37,931	38,786
Drax Group PLC	22,937	225,697
Duke Capital Ltd.	16,257	5,874
Dunelm Group PLC	9,441	139,037
easyJet PLC	12,750	84,254
Ecora Resources PLC	6,377	8,613
Elementis PLC	34,834	75,198
Energean PLC	1,520	18,911
EnQuest PLC	102,958	14,804
Essentra PLC	16,197	21,029
Everplay Group PLC	7,270	33,965
FDM Group Holdings PLC	6,351	11,709
Ferrexpo PLC(1)	17,931	17,697
Fevara PLC	1,210	2,181
Fevertree Drinks PLC	7,494	79,830
Filtronic PLC(1)	10,811	18,751
Firstgroup PLC	45,253	105,715
Fonix PLC	2,746	7,057
Foresight Group Holdings Ltd.	4,180	26,323
Forterra PLC	12,172	29,871

Foxtons Group PLC	13,901	10,387
Frasers Group PLC(1)	7,471	76,145
Frontier Developments PLC(1)	506	3,582
FRP Advisory Group PLC	13,961	26,419
Fuller Smith & Turner PLC, Class A	1,470	13,062
Funding Circle Holdings PLC(1)	12,986	21,802
Future PLC	425	3,569
Galliford Try Holdings PLC	5,298	35,440
Games Workshop Group PLC	1,594	409,885
Gamma Communications PLC	4,775	59,748
GB Group PLC	295	995
Genel Energy PLC(1)	4,911	3,843
Genuit Group PLC	2,722	11,905
Genus PLC	4,046	140,922
Georgia Capital PLC(1)	1,816	66,854
Goodwin PLC	200	52,248
Grafton Group PLC	10,574	132,676
Greencore Group PLC	18,950	60,236
Greggs PLC	4,975	102,861
Gulf Keystone Petroleum Ltd.	14,033	31,872
Gulf Marine Services PLC(1)	33,034	6,728
Gym Group PLC(1)	7,047	13,503
Halfords Group PLC	13,700	25,365
Harbour Energy PLC	34,140	94,100
Harworth Group PLC	4,920	10,546
Hays PLC	84,005	64,198
Helios Towers PLC(1)	51,231	108,341
Henry Boot PLC	2,270	6,781
Hikma Pharmaceuticals PLC	6,974	143,541
Hill & Smith PLC	5,191	155,220
Hilton Food Group PLC	5,347	36,052
Hiscox Ltd.	19,574	346,869
Hochschild Mining PLC	24,301	129,631
Hollywood Bowl Group PLC	9,157	33,925
Hostelworld Group PLC	3,451	5,694
Howden Joinery Group PLC	31,831	354,637
Hunting PLC	8,330	40,901
Ibstock PLC	20,329	36,154
IG Group Holdings PLC	16,858	252,903
Impax Asset Management Group PLC	2,543	5,840
Inchcape PLC	21,272	217,029
IntegraFin Holdings PLC	12,190	56,099
International Personal Finance PLC	14,941	40,467
International Workplace Group PLC	49,779	152,573
IP Group PLC(1)	53,002	45,312
IQE PLC(1)	50,108	3,448
ITM Power PLC(1)(2)	23,990	23,692
ITV PLC	189,473	206,613
J D Wetherspoon PLC(2)	5,426	49,410
JD Sports Fashion PLC	149,832	153,445
JET2 PLC	8,856	164,938
John Wood Group PLC(1)(2)	2,585	839
Johnson Matthey PLC	11,593	305,369
Johnson Service Group PLC	25,900	48,516
JTC PLC	1,258	21,236

Jubilee Metals Group PLC(1)	133,537	5,145
Judges Scientific PLC(2)	19	1,384
Jupiter Fund Management PLC	29,778	57,749
Just Group PLC	62,542	177,415
Kainos Group PLC	5,388	74,408
Keller Group PLC	4,750	102,242
Keystone Law Group PLC	1,060	8,864
Kier Group PLC	27,523	81,904
Kitwave Group PLC	641	1,808
Lancashire Holdings Ltd.	14,352	111,009
Lion Finance Group PLC	2,507	297,495
Liontrust Asset Management PLC	3,318	11,563
M&C Saatchi PLC	4,358	7,206
Macfarlane Group PLC	5,444	5,018
Man Group PLC	46,948	128,404
Marshalls PLC	12,750	30,322
Marston's PLC(1)	41,267	32,753
Me Group International PLC	14,804	31,967
Mears Group PLC	5,499	25,853
Metals Exploration PLC(1)	93,999	15,313
Midwich Group PLC(2)	2,167	4,955
Mitchells & Butlers PLC(1)	17,717	67,683
Mitie Group PLC	81,339	171,317
MJ Gleeson PLC(2)	1,966	10,209
Molten Ventures PLC(1)	8,498	55,302
Mondi PLC	17,589	202,389
MONY Group PLC	32,016	80,045
Moonpig Group PLC	14,879	41,693
Morgan Advanced Materials PLC	18,294	49,054
Morgan Sindall Group PLC	2,088	131,312
Mortgage Advice Bureau Holdings Ltd.	1,989	19,014
MP Evans Group PLC	1,648	28,154
NCC Group PLC(2)	12,365	24,267
Next 15 Group PLC(2)	4,853	19,276
Nichols PLC(2)	1,432	19,234
Ninety One PLC	15,678	44,467
Norcros PLC	2,801	10,978
Ocado Group PLC(1)(2)	34,619	84,619
On the Beach Group PLC	9,630	24,292
OSB Group PLC	18,982	143,947
Oxford Biomedica PLC(1)	1,718	14,347
Oxford Nanopore Technologies PLC(1)(2)	15,160	28,313
Pagegroup PLC	16,829	53,513
Pan African Resources PLC	151,813	200,837
Pantheon Resources PLC(1)(2)	11,221	3,894
Paragon Banking Group PLC	11,483	127,975
PayPoint PLC	2,697	17,504
Pennon Group PLC	28,200	205,945
Persimmon PLC	14,959	264,536
Pets at Home Group PLC	475	1,395
Phoenix Spree Deutschland Ltd.(1)	400	904
Pinewood Technologies Group PLC(1)	2,175	10,255
Plus500 Ltd.	4,291	179,842
Polar Capital Holdings PLC	3,638	26,138
Pollen Street Group Ltd.	1,962	25,034

PPHE Hotel Group Ltd.	1,508	38,433
Premier Foods PLC	40,602	96,087
Pulsar Group PLC(1)	1,567	736
PureTech Health PLC(1)	12,461	20,772
PZ Cussons PLC	5,547	5,887
QinetiQ Group PLC	31,378	172,789
Quilter PLC	94,288	238,269
Raspberry PI Holdings PLC(1)	89	384
Rathbones Group PLC	2,926	71,542
Reach PLC	18,604	14,438
Renew Holdings PLC	2,758	34,105
Renishaw PLC	2,572	118,173
Restore PLC	5,759	17,905
RHI Magnesita NV	1,199	40,198
Rockhopper Exploration PLC(1)	24,540	24,491
Rotork PLC	51,414	229,278
RS Group PLC	26,156	202,901
RWS Holdings PLC	11,068	11,715
S&U PLC	86	2,166
S4 Capital PLC(2)	25,811	5,825
Sabre Insurance Group PLC	12,610	21,398
Saga PLC(1)	6,901	24,538
Savills PLC	3,963	53,399
Secure Trust Bank PLC	1,289	17,311
Senior PLC	28,091	67,922
Serabi Gold PLC(1)	3,480	13,312
Serco Group PLC	70,138	237,085
Serica Energy PLC	14,704	33,284
Severfield PLC	13,505	5,314
SIG PLC(1)	19,713	2,414
Sigmaroc PLC(1)	59,019	93,402
Softcat PLC	8,382	160,871
SolGold PLC(1)	62,052	24,293
Spectris PLC	243	13,311
Spire Healthcare Group PLC	17,118	52,031
SSP Group PLC	51,321	103,031
SThree PLC	6,863	15,122
Supreme PLC	2,754	5,688
Synthomer PLC(1)	6,596	5,503
Tate & Lyle PLC	18,907	93,804
Taylor Wimpey PLC	93,658	127,308
TBC Bank Group PLC	2,356	127,234
Team Internet Group PLC(1)	4,443	2,770
Telecom Plus PLC	4,113	86,201
THG PLC(1)	15,622	9,347
TP ICAP Group PLC	43,569	146,879
Travis Perkins PLC	13,571	114,589
Treatt PLC(2)	2,435	6,995
Trustpilot Group PLC(1)	20,953	53,238
TT Electronics PLC(1)	7,193	12,735
TUI AG(1)	28,830	275,224
Vanquis Banking Group PLC(1)	18,538	27,682
Vertu Motors PLC	15,232	12,839
Vesuvius PLC	10,537	53,362
Victorian Plumbing Group PLC	8,347	7,732

Victrex PLC	4,380	36,595
Vistry Group PLC(1)	18,823	166,084
Volex PLC	10,319	54,054
Volution Group PLC	10,264	85,874
Warpaint London PLC	66	184
Watches of Switzerland Group PLC(1)	13,685	87,265
Watkin Jones PLC(1)	5,766	2,141
WH Smith PLC	6,205	56,395
Wickes Group PLC	18,265	56,863
XP Power Ltd.(1)	1,690	20,402
XPS Pensions Group PLC	5,176	24,745
Yellow Cake PLC(1)	14,725	102,098
YouGov PLC	2,190	7,512
Young & Co.'s Brewery PLC, Class A	796	7,860
Zigup PLC	15,182	69,079
Zotefoams PLC	2,477	14,038
		17,793,216
United States — 0.5%
Alcoa Corp.	313	12,981
Coeur Mining, Inc.(1)	8,412	145,275
Golar LNG Ltd.	4,425	163,504
Indivior PLC(1)	1,924	64,646
Kingsway Financial Services, Inc.(1)(2)	282	3,666
Lion Electric Co.(1)	1,425	4
Luxfer Holdings PLC	398	4,975
Pagaya Technologies Ltd., Class A(1)	663	16,542
Primo Brands Corp., Class A	4,767	74,794
Quanex Building Products Corp.	130	1,685
Quanex Building Products Corp. (London)	34	441
Royal Gold, Inc.	833	169,799
Sunococorp LLC(1)(2)	1,211	63,892
Trilogy Metals, Inc.(1)(2)	6,150	26,185
Viemed Healthcare, Inc.(1)	15	104
		748,493
TOTAL COMMON STOCKS (Cost $131,139,700)		152,998,922
RIGHTS — 0.0%
France — 0.0%
Eutelsat Communications SACA(1)(2)	9,346	6,290
Spain — 0.0%
Viscofan SA(1)	1,729	3,050
TOTAL RIGHTS (Cost $12,824)		9,340
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	1,179
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	285,532	285,532
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,862,828	2,862,828
TOTAL SHORT-TERM INVESTMENTS (Cost $3,148,360)		3,148,360
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $134,300,884)		156,157,801
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,318,427)
TOTAL NET ASSETS — 100.0%		$153,839,374

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.8%
Materials	16.6%
Consumer Discretionary	13.1%
Financials	11.7%
Information Technology	9.7%
Energy	5.3%
Consumer Staples	5.2%
Health Care	4.3%
Real Estate	3.6%
Communication Services	3.2%
Utilities	3.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,632,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,107,455, which includes securities collateral of $6,244,627.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,715,211	$151,283,711	—
Rights	—	9,340	—
Warrants	—	1,179	—
Short-Term Investments	3,148,360	—	—
	$4,863,571	$151,294,230	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.